Document and Entity Information	12 Months Ended
Mar. 31, 2013
Document and Entity Information
Entity Registrant Name	ATA Inc.
Entity Central Index Key	0001420529
Document Type	20-F
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	46,000,312
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY

Consolidated Balance Sheets	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY
Current assets:
Cash (including cash of VIE of RMB26,474,179 and RMB12,118,865 as of March 31, 2012 and 2013, respectively)	$ 46,697,642	290,029,715	257,167,696
Accounts receivable, net (including accounts receivable, net of VIE of RMB12,839,077 and RMB11,441,392 as of March 31, 2012 and 2013, respectively)	8,229,973	51,114,718	81,844,571
Prepaid expenses and other current assets (including prepaid expenses and other current assets of VIE of RMB1,260,738 and RMB3,395,536 as of March 31, 2012 and 2013, respectively)	2,193,867	13,625,663	16,057,117
Total current assets	57,121,482	354,770,096	355,069,384
Property and equipment, net (including property and equipment, net of VIE of RMB680,857 and RMB1,277,283 as of March 31, 2012 and 2013, respectively)	9,871,625	61,310,690	59,890,306
Goodwill	3,771,310	23,422,850	23,422,850
Intangible assets, net	2,428,491	15,082,874	17,597,266
Other assets	520,379	3,231,971	4,740,321
Total assets	73,713,287	457,818,481	460,720,127
Current liabilities:
Accrued expenses and other payables (including accrued expenses and other payables of VIE without recourse to ATA Inc. of RMB4,785,359 and RMB5,058,492 as of March 31, 2012 and 2013, respectively)	11,623,504	72,191,260	63,732,421
Deferred revenues (including deferred revenues of VIE without recourse to ATA Inc. of RMB854,095 and RMB493,284 as of March 31, 2012 and 2013, respectively)	1,187,694	7,376,527	27,333,088
Total current liabilities	12,811,198	79,567,787	91,065,509
Deferred revenues	425,757	2,644,294	3,100,116
Deferred income tax liabilities	9,448	58,681	139,931
Total liabilities	13,246,403	82,270,762	94,305,556
Shareholders' equity:
Common shares: Par value USD 0.01, authorized: 500,000,000 shares Issued: 45,962,376 and 46,000,312 shares as of March 31, 2012 and 2013, respectively Outstanding: 44,815,626 and 45,105,312 shares as of March 31, 2012 and 2013, respectively	557,265	3,461,060	3,442,803
Treasury shares-nil and 26,440 common shares as of March 31, 2012 and 2013, respectively, at cost	(53,030)	(329,357)
Additional paid-in capital	68,822,648	427,443,700	440,832,695
Accumulated other comprehensive loss	(4,247,302)	(26,379,146)	(26,004,399)
Accumulated deficit	(4,612,697)	(28,648,538)	(51,856,528)
Total shareholders' equity	60,466,884	375,547,719	366,414,571
Commitments and contingencies
Total liabilities and shareholders' equity	$ 73,713,287	457,818,481	460,720,127

Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY
Cash	$ 46,697,642	290,029,715	$ 41,406,533	257,167,696
Accounts receivable, net	8,229,973	51,114,718		81,844,571
Prepaid expenses and other current assets	2,193,867	13,625,663		16,057,117
Property and equipment, net	9,871,625	61,310,690		59,890,306
Accrued expenses and other payables	11,623,504	72,191,260		63,732,421
Deferred revenues	$ 1,187,694	7,376,527		27,333,088
Common shares, Par value (in dollars per share)	$ 0.01		$ 0.01
Common shares, authorized shares	500,000,000	500,000,000	500,000,000	500,000,000
Common shares, Issued shares	46,000,312	46,000,312	45,962,376	45,962,376
Common shares, Outstanding shares	45,105,312	45,105,312	44,815,626	44,815,626
Treasury shares, number of common shares	26,440	26,440

Consolidated Statements of Comprehensive Income	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY
Consolidated Statements of Comprehensive Income
Net revenues	$ 59,038,368	366,675,495	352,085,560	303,903,811
Cost of revenues	30,403,792	188,831,873	158,818,041	149,216,172
Gross profit	28,634,576	177,843,622	193,267,519	154,687,639
Operating expenses:
Research and development	3,517,470	21,846,305	18,402,166	22,756,340
Sales and marketing	7,952,996	49,394,470	46,345,286	54,382,019
General and administrative	11,343,041	70,449,357	61,683,088	54,421,441
Provision for doubtful accounts	1,471,640	9,140,062	2,350,990	2,235,627
Total operating expenses	24,285,147	150,830,194	128,781,530	133,795,427
Income from operations	4,349,429	27,013,428	64,485,989	20,892,212
Other income:
Interest income	502,722	3,122,304	2,061,020	1,035,607
Foreign currency exchange gains, net	12,436	77,240	3,633,543	1,138,484
Total other income	515,158	3,199,544	5,694,563	2,174,091
Earnings before income taxes	4,864,587	30,212,972	70,180,552	23,066,303
Income tax expense	1,127,871	7,004,982	14,339,082	3,312,287
Net income	3,736,716	23,207,990	55,841,470	19,754,016
Other comprehensive income:
Foreign currency translation adjustment, net of nil income taxes	(60,338)	(374,747)	(3,787,210)	(5,817,855)
Comprehensive income	$ 3,676,378	22,833,243	52,054,260	13,936,161
Basic earnings per common share (in CNY and dollars per share)	$ 0.08	0.5	1.22	0.44
Diluted earnings per common share (in CNY and dollars per share)	$ 0.08	0.5	1.19	0.44

Consolidated Statements of Changes in Equity	Total USD ($)	Total CNY	Common shares USD ($)	Common shares CNY	Treasury Shares USD ($)	Treasury Shares CNY	Receivable from shareholders CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY	Accumulated deficit USD ($)	Accumulated deficit CNY
Balance at Mar. 31, 2010		345,474,868		3,418,709					485,907,507		(16,399,334)		(127,452,014)
Balance (in shares) at Mar. 31, 2010				44,441,762
Increase (Decrease) in Stockholders' Equity
Net income		19,754,016											19,754,016
Foreign currency translation adjustment, net of nil tax		(5,817,855)									(5,817,855)
Share-based compensation (Note 11)		4,651,971							4,651,971
Exercise of common share option and issuance of common shares (Note 11)				10,131			(1,035,796)		1,025,665
Exercise of common share option and issuance of common shares (Note 11) (in shares)				154,654
Repurchase of common shares (Note 12)
Balance at Mar. 31, 2011		364,063,000		3,428,840			(1,035,796)		491,585,143		(22,217,189)		(107,697,998)
Balance (in shares) at Mar. 31, 2011				44,596,416
Increase (Decrease) in Stockholders' Equity
Net income		55,841,470											55,841,470
Foreign currency translation adjustment, net of nil tax		(3,787,210)									(3,787,210)
Share-based compensation (Note 11)		12,264,397							12,264,397
Exercise of common share option and issuance of common shares (Note 11)		631,844		13,963					617,881
Exercise of common share option and issuance of common shares (Note 11) (in shares)				219,210
Repayment from shareholders (Note 11)		1,035,796					1,035,796
Repurchase of common shares (Note 12)
Special cash dividend (Note 13)		(63,634,726)							(63,634,726)
Balance at Mar. 31, 2012		366,414,571		3,442,803					440,832,695		(26,004,399)		(51,856,528)
Balance (in shares) at Mar. 31, 2012		44,815,626		44,815,626
Increase (Decrease) in Stockholders' Equity
Net income	3,736,716	23,207,990											23,207,990
Foreign currency translation adjustment, net of nil tax	(60,338)	(374,747)									(374,747)
Share-based compensation (Note 11)		12,874,056							12,874,056
Issuance of common shares with net-settlement of employee individual income tax (Note 11)		(913,453)		18,257					(931,710)
Issuance of common shares with net-settlement of employee individual income tax (in shares) (Note 11)				289,686
Repurchase of common shares (Note 12)		(329,357)				(329,357)
Special cash dividend (Note 13)		(25,331,341)							(25,331,341)
Balance at Mar. 31, 2013	$ 60,466,884	375,547,719	$ 557,265	3,461,060	$ (53,030)	(329,357)		$ 68,822,648	427,443,700	$ (4,247,302)	(26,379,146)	$ (4,612,697)	(28,648,538)
Balance (in shares) at Mar. 31, 2013	45,105,312		45,105,312

Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY
Cash flows from operating activities:
Net income	$ 3,736,716	23,207,990	55,841,470	19,754,016
Adjustments to reconcile net income to net cash provided by operating activities:
Unrealized foreign currency exchange gain			(857,940)	(1,778,813)
Provision for doubtful accounts	1,471,640	9,140,062	2,350,990	2,235,627
Write-down of inventories				2,033,211
Depreciation and amortization	1,709,528	10,617,534	11,278,264	13,635,560
Loss (gain) from disposal of property and equipment	(10,403)	(64,608)	4,067	125,893
Share-based compensation	2,072,850	12,874,056	12,264,397	4,651,971
Deferred income tax (benefit) expense	(518,702)	(3,221,555)	1,149,668	(3,891,524)
Changes in operating assets and liabilities:
Accounts receivable	3,476,169	21,589,791	(37,143,965)	33,330,718
Income tax payable (receivable)	2,022,975	12,564,291	(3,831,623)	2,276,045
Inventories	9,791	60,809	(29,473)	(262,900)
Prepaid expenses and other current assets	116,898	726,033	(1,971,939)	1,149,849
Other assets	218,730	1,358,490	(1,465,719)
Accrued expenses and other payables	(106,712)	(662,767)	14,255,685	(3,856,480)
Deferred revenues	(3,286,595)	(20,412,383)	7,508,984	(7,304,694)
Net cash provided by operating activities	10,912,885	67,777,743	59,352,866	62,098,479
Cash flows from investing activities :
Cash paid for property and equipment	(1,282,738)	(7,966,826)	(5,367,648)	(3,875,495)
Cash receipt from property and equipment disposal			20,640
Net cash used in investing activities	(1,282,738)	(7,966,826)	(5,347,008)	(3,875,495)
Cash flows from financing activities :
Proceeds from exercise of share options			631,844
Cash paid for employee individual income tax for net-settlement of vested shares	(147,075)	(913,453)
Cash paid for repurchase of common shares	(53,030)	(329,357)
Collection of receivable from shareholders			1,035,796
Special cash dividend	(4,078,595)	(25,331,341)	(63,634,726)
Net cash used in financing activities	(4,278,700)	(26,574,151)	(61,967,086)
Effect of foreign exchange rate changes on cash	(60,338)	(374,747)	(2,929,270)	(4,039,042)
Net increase (decrease) in cash	5,291,109	32,862,019	(10,890,498)	54,183,942
Cash at beginning of year	41,406,533	257,167,696	268,058,194	213,874,252
Cash at end of year	46,697,642	290,029,715	257,167,696	268,058,194
Supplemental disclosures of cash flow information :
Cash paid for income tax	631,273	3,920,712	17,267,282	6,663,540
Cash refunded for income tax	(1,007,675)	(6,258,466)	(246,245)	(1,735,774)
Non-cash investing and financing activities:
Acquisition of property and equipment included in accrued expenses and other payables	296,448	1,841,182	349,090	322,477
Receivable from shareholders for exercise of common share options				1,035,796

DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS	12 Months Ended
Mar. 31, 2013
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS

(1)     DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS

Description of Business and Organization

ATA Inc. (the “Company”), through its wholly-owned subsidiaries, ATA Testing Authority (Holdings) Limited (“ATA BVI”), ATA Testing Authority (Beijing) Limited (“ATA Testing”), Beijing JinDiXin Software Technology Limited (“Beijing JDX”), ATA Learning (Beijing) Inc. (“ATA Learning”), and its consolidated variable interest entity (“VIE”), ATA Online (Beijing) Education Technology Limited (“ATA Online”) (collectively, referred to as the “Group”), provides computer-based testing services, test-based educational services, test preparation and training solutions and other related services in the People’s Republic of China (the “PRC”).

Significant Concentrations and Risks

The Group is subject to the following significant concentration and risks:

Country risk

The Group is subject to special risks associated with the PRC. These include risks associated with, among others, the political, economic, legal and social environment in the PRC, including the relative difficulty of protecting and enforcing intellectual property rights in the PRC. The interpretation and application of current or proposed requirements and regulations may have an adverse effect on the Group’s business, financial condition and results of operations. In addition, the ability to negotiate and implement specific business development projects in a timely and favorable manner may be impacted by political considerations unrelated to or beyond the control of the Group. Although the PRC government has been pursuing economic reform policies for almost three decades, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered. Any change in PRC government policies and regulations affecting the education and testing service industry may have a negative impact on the Group’s operating results and financial condition.

Revenue concentration

For the years ended March 31, 2011, 2012 and 2013, RMB209.3 million, RMB240.7 million and RMB246.9 million, representing 68.9%, 68.4% and 67.3% of the Group’s net revenues, respectively, were generated from service fees from Chinese government controlled entities including governmental agencies, educational institutions and industry associations controlled by the PRC government. The demand for the Group’s products and services by these agencies, institutions and associations are affected by government budgetary cycles, funding availability and government policies. Funding reductions, reallocations or delays could adversely impact demand for the Group’s products and services or reduce the fees these customers are willing to pay for the Group’s products and services.

Net revenues from customers that individually exceeded 10% of the Group’s net revenues are as follows:

	Year Ended March 31,
	2011		2012		2013
	RMB	%	RMB	%	RMB	%

Securities Association of China	115,742,065	38.1%	131,404,013	37.3%	84,244,267	23.0%
China Banking Association	51,681,348	17.0%	36,971,719	10.5%	60,573,979	16.5%
The Chinese Institute of Certified Public Accountants	—	—	—	—	54,255,662	14.8%

Accounts receivable, net from customers, that individually exceeded 10% of the Group’s accounts receivable are as follows:

	March 31,
	2012		2013
	RMB	%	RMB	%
Securities Association of China	25,579,897	31.3%	19,643,518	38.4%
China Customs Education and Training Center	9,863,856	12.1%	7,927,308	15.5%

Concentration of cash balances held at financial institutions

Cash balances include deposits in:

	March 31,
	2012	2013
	RMB	RMB
Financial institutions in the mainland of the PRC
— Denominated in Renminbi (“RMB”)	208,631,163	248,284,360
— Denominated in United Stated Dollars (“USD”)	719	719

Total cash balances held at mainland PRC financial institutions	208,631,882	248,285,079

Financial institutions in HKSAR of the PRC
— Denominated in RMB	45,917,908	16,662,994
— Denominated in Hong Kong Dollar	437,435	3,172,392
— Denominated in USD	2,177,482	21,909,250

Total cash balances held at HKSAR financial institutions	48,532,825	41,744,636

Total cash balances held at financial institutions	257,164,707	290,029,715

Management believes these financial institutions have high credit ratings. Cash denominated in currencies other than functional currency is subject to foreign currency risk due to the appreciation or depreciation of the RMB under the current exchange rate regime in the PRC and Hong Kong Special Administrative Region (“HKSAR”).

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)      Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIE for which the Group is the primary beneficiary. All significant intercompany balances and transactions have been eliminated upon consolidation.

(b)      Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(c)      Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management of the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Such estimates include the determination of primary beneficiary of VIE, the fair values of share-based payments, the collectibility of accounts receivable, the realizability of deferred income tax assets, the useful lives and residual values of long-lived assets, the recoverability of the carrying values of long-lived assets and goodwill, realizable value of inventories and with respect to revenue recognition, the expected service period for course programs and the expected licensing period for perpetual license. Actual results could differ from those estimates.

(d)                 Foreign currency translation and risks

The accompanying consolidated financial statements have been expressed in RMB, the Company’s reporting currency.

The Company and ATA BVI’s functional currency is the USD. The functional currency of the Company’s PRC subsidiaries and VIE is the RMB.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting foreign exchange gains and losses are included in the consolidated statements of comprehensive income in the line item “Foreign currency exchange gains, net.”

Assets and liabilities of the Company and ATA BVI are translated into RMB using the applicable exchange rate at each balance sheet date. Revenues and expenses are translated into RMB at average rates prevailing during the year. The resulting foreign currency translation adjustments are recognized as a separate component of accumulated other comprehensive losses within equity.

For the convenience of the readers, the 2013 RMB amounts included in the accompanying consolidated financial statements have been translated into USD at the rate of USD1.00 = RMB6.2108, the noon buying rate in New York cable transfers of RMB per USD as set forth in the H.10 weekly statistical release of Federal Reserve Board, as of  March 31, 2013. No representation is made that the RMB amounts could have been, or could be, converted into USD at that rate or at any other rate on March 31, 2013.

(e)                  Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims that cover a wide range of matters. Liabilities for such contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

(f)                    Fair value measurements

The Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Group determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

·                        Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

·                        Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

·                        Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The Group did not have any nonfinancial assets and liabilities that are measured at fair value on a nonrecurring basis as of March 31, 2012 and 2013.

The Company’s financial instruments consist of cash, accounts receivable, advances to third parties, employees and suppliers, which are included in the prepaid expenses and other current assets, other assets excluding deferred income tax assets, and accrued expenses and other payables, all of which have a carrying amount that approximate fair value because of the short maturity of these instruments.

(g)                 Revenue recognition

The Group’s revenues are principally derived from the provision of testing services, test-based educational services and test preparation solutions. The Group recognizes revenues when all of the following have occurred:

·                        persuasive evidence of an agreement with the customer exists;

·                        services have been performed and/or delivery of goods has occurred;

·                        the fees for services performed and/or price of goods sold are fixed or determinable; and

·                        collectibility of the fees and/or sales proceeds is reasonably assured.

The application of the above criteria for revenue recognition for each type of service or product is as follows:

i)                       Testing services

Fees for testing services are recognized upon the completion of the exam by the test taker since the Group has no significant future involvement after the completion of the examination. Fees received in advance of test delivery are recorded as deferred revenue.

ii)                    Test preparation and training solutions

The Group derives test preparation and training solutions revenues from online test preparation and training service and online training platform development and maintenance service.

a)             Online test preparation and training service fees

The Group sells online training to end users directly or through distributors on a consignment basis. The online training entitles end users to access online test preparation and training services during a specified service period, which normally ranges between 90 to 365 days from activation.

Online training revenue is recognized on a straight-line basis over the service period commencing at the point of time the online training is activated. If the online training sold to end users is not activated before the expiration date, related online service revenue is recognized on the expiration date. For online training granted with fixed online hours, the Group compares the revenue recognized to the actual completion status, and makes any revenue adjustments to reflect the actual completion status.

The Group is not contractually obligated to accept, nor has the Group historically accepted, returns from end users.

b)             Online training platform development and maintenance service fees

The Group develops online training platform based on customer’s requirements and provides maintenance services during the contract period. The online training platform enables end users to participate online training courses.

Fees from online training platform development and maintenance service are recognized, when the platform has been delivered, collectibility is reasonably assured, and on a straight-line basis over the contractual period.

iii)                 Other revenue

a)             Test-based educational services

Fees from educational institutions for degree major course programs are recognized, when collectibility is reasonably assured, on a straight-line basis over the contractual period , which typically starts in the month of September and ends in the month of June or August of the following year, or 10 to 12 months.

Fees from educational institutions for single course programs are recognized on a straight-line basis over the expected service period or the contractual period, whichever is longer. At the end of each reporting period upon the closing of the Group’s financial records, the Group compares the revenue recognized at the onset of the contracts to the actual completion status of each contract, on a contract by contract basis, and makes any revenue adjustments to reflect the actual completion status.

Fees are not refundable if the student fails to complete one or more of the courses or the entire degree major course programs or fails any of the exams.

b)             Licensing fees from authorized test centers

The Group receives a fixed fee for a perpetual license or an initial fee plus continuing annual fees for renewable annual licenses that provide authorized test centers the right to use the Group’s brand name and E-testing platform.

The Group is obligated to provide ongoing technical support and unspecific system upgrades; and to provide training to authorized test centers’ staff. Initial fees for renewable annual license and fixed fees for perpetual licenses are recognized on a straight-line basis over the expected licensing period of 10 years, which is the period the Group is expected to have continuing involvement with the authorized test centers. Management estimates the expected licensing period based on its historical retention experience, factoring in the expected level of future competition, the risk of technological obsolescence, technological innovation, and the expected changes in the education training environment.

c)              Test development services

Test development service fees are recognized upon the acceptance of the developed tests by the customer. The period to develop the tests is short, generally within two to six months from commencement of development.

d)             Test administration software products

Test administration software products sales are recognized upon delivery and when collectibility is reasonably assured.

iv)                Business tax and value added tax (“VAT”)

Prior to September 1, 2012, revenue is recorded, net of business tax. Business tax is levied on the Group’s service-related revenues generated in the PRC at 5%.

From September 1, 2012, pursuit to the new PRC tax law, the Company’s business is subject to VAT instead of business tax. From September 1, 2012, revenue is recorded, net of VAT. VAT collected from customers, net of VAT paid for purchases, is recorded as a liability in the balance sheet until it is paid to the tax authorities. VAT is levied on the Group’s service-related revenues generated in the PRC at 6%.

(h)                 Cost of revenues

Cost of revenues consists primarily of cost of test monitoring, royalty fees for IT vendors and test sponsor licensing arrangements, cost of inventories, payroll compensation, technical support, and other related costs, which are directly attributable to the rendering of services and delivery of goods.

The test monitoring costs are recognized upon completion of examinations based on actual number of test takers. Royalty fees are recognized as cost of revenues based on actual usage according to contract provisions.

The test monitoring costs and royalty fees for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Year Ended March 31,
	2011	2012	2013
	RMB	RMB	RMB

Test monitoring costs	85,375,463	88,232,358	129,127,028
Royalty fees	17,561,272	22,032,654	15,594,990

(i)                    Research and development costs

Research and development costs primarily consist of software developed for internal use and software developed for sale.

i)                      Software developed for internal use

The Group expenses all costs that are incurred in connection with the planning and implementation phases of the development of software. Costs incurred in the development phase are capitalized and amortized over the estimated product life. No costs were capitalized for any of the periods presented.

ii)                  Software developed for sale

Costs incurred internally in researching and developing a computer software product are charged to expense as research and development costs prior to technological feasibility being established for the product. Once technological feasibility is established, all computer software costs are capitalized until the product is available for general release to customers. Technological feasibility is established upon completion of all the activities that are necessary to substantiate that the computer software product can be produced in accordance with its design specifications, including functions, features, and technical performance requirements. No costs were capitalized for any of periods presented.

(j)                    Income taxes

Income taxes are accounted for under the asset and liability method. Under this method, deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax loss carryforwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax status is recognized in income in the period that includes the enactment date or the date of change in tax status. A valuation allowance is provided to reduce the amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.

The Group recognizes in the consolidated financial statements the impact of a tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

The Group’s accounting policy is to accrue interest and penalties related to unrecognized tax benefits, if and when required, as interest expense and a component of general and administrative expenses, respectively in the consolidated statements of comprehensive income.

(k)                 Share-based payment

The Group measures the cost of employee share options or similar equity instruments based on the grant date fair value of the award and recognizes that cost over the period during which an employee is required to provide services in exchange for the award, which generally is the vesting period. When no future services are required to be performed by the employee in exchange for an award of equity instruments, and if such award does not contain a performance or market condition, the cost of the award is expensed on the grant date. When there is a modification of the terms and conditions of an award of equity instruments, the Company measures the pre-modification and post-modification fair value of the equity instruments as of the modification date and recognizes the incremental value as compensation cost over the remaining service period.

When there is a change in the grantee status from an employee to a non-employee, if grantee retains the awards on a change in status and continues to provide substantive services to the Group, the change in status results in a new measurement date for the unvested awards with compensation costs measured as if the awards were newly issued to the grantee on the date of the change in status. If grantee retains the awards on a change in status and is not required to provide substantive services to the grantor subsequent to that change in status, the change in status is, in substance, an acceleration of the vesting of the arrangement.

(l)                    Cash

Cash consists of cash on hand and cash in banks. None of the Group’s cash is restricted from withdrawal.

(m)              Accounts receivable

Accounts receivable include amounts billed at the invoiced amount.

The allowance for doubtful accounts is the management’s best estimate of the amount of probable credit losses resulting from the inability of the Group’s customers to make required payments. The allowance for doubtful accounts is based on a review of specifically identified accounts, aging data and historical collection pattern. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group does not have any off-balance-sheet credit exposure related to its customers.

(n)                 Inventories

Inventories include textbooks, exam papers and low value consumables. Inventories are stated at the lower of cost or market value. Cost is determined using the first-in, first-out method. Adjustments are recorded to write down the carrying amount of any obsolete and excess inventory to its estimated net realizable value based on historical and forecasted demand. Provisions to write-down the carrying amount of obsolete inventory to its estimated net realizable value amounted to of RMB2,033,211, RMB nil and RMB nil for the years ended March 31, 2011, 2012 and 2013, respectively, and were recorded as cost of revenues in the consolidated statements of comprehensive income.

(o)                 Property and equipment, net

Property and equipment is stated at historical cost.

Depreciation is recognized over the following useful lives on the straight-line method, taking into consideration the assets’ estimated salvage value:

Building	30 years
Computer equipment	5 years
Furniture, fixtures and office equipment	5 years
Software	3 to 5 years
Motor vehicles	5 years
Leasehold improvements	the shorter of the lease terms or 5 years

(p)                 Intangible assets

Intangible assets acquired are initially recognized and measured at fair value and are amortized on a straight-line basis over their respective estimated useful lives, which range from 3 to 12 years. The Company has no intangible assets with indefinite useful lives.

(q)                 Impairment of long-lived assets, excluding goodwill

Long-lived assets, such as property and equipment, and purchased intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. No impairment of long-lived assets was recognized for any of the periods presented.

(r)                   Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill is reviewed for impairment at least annually. In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment, which provides an entity the option to perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount prior to performing the two-step goodwill impairment test. If this is the case, the two-step goodwill impairment test is required. If it is more-likely-than-not that the fair value of a reporting is greater than its carrying amount, the two-step goodwill impairment test is not required. The Company adopted this guidance in the year ended March 31, 2013.

If the two-step goodwill impairment test is required, first, the fair value of the reporting unit is compared with its carrying amount (including goodwill). If the fair value of the reporting unit is less than its carrying amount, an indication of goodwill impairment exists for the reporting unit and the entity must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Fair value of the reporting unit is determined using a discounted cash flow analysis. If the fair value of the reporting unit exceeds its carrying amount, step two does not need to be performed.

The Company performs its annual impairment review of goodwill at March 31, and when a triggering event occurs between annual impairment tests. No impairment loss was recorded for any of the periods presented.

(s)                   Employee benefit plans

As stipulated by the regulations of the PRC, the Company’s PRC subsidiaries are required to contribute to various defined contribution plans, organized by municipal and provincial governments on behalf of their employees. The contributions to these plans are based on certain percentages of the employee’s standard salary base as determined by the local Social Security Bureau. The Group has no other obligation for the payment of employee benefits associated with these plans beyond the annual contributions described above.

Employee benefit expenses recognized under these plans for the years ended March 31, 2011, 2012 and 2013 is allocated to the following expense items:

	Year Ended March 31,
	2011	2012	2013
	RMB	RMB	RMB
Cost of revenues	3,461,455	3,847,873	4,898,098
Research and development	3,553,612	3,694,142	4,214,374
Sales and marketing	3,649,029	3,551,100	5,269,923
General and administrative	2,109,344	2,206,793	2,608,307
Total employee benefit expenses	12,773,440	13,299,908	16,990,702

(t)            Earnings per share

Basic earnings per share is computed by dividing net earnings by the weighted average number of common shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between common shares and other participating securities based on their participating rights in undistributed earnings. The Company’s nonvested shares relating to the share-based awards under the share incentive plan were considered participating securities since the holders of these securities have non-forfeitable rights to cash dividends.

Diluted earnings per share is calculated by dividing net earnings adjusted for the effect of dilutive common equivalent shares, if any, by the weighted average number of common and dilutive common equivalent shares outstanding during the year. Common equivalent shares consist of common shares issuable upon the exercise of outstanding share options (using the treasury stock method). Common equivalent shares in the diluted earnings per share computation are excluded to the effect that they would be anti-dilutive. In calculating the diluted earnings per share, the undistributed earnings are not reallocated to the participating securities and the common and dilutive common equivalent shares.

(u)         Segment reporting

The Group has one operating segment, testing and training services. Substantially all of the Group’s operations and customers are located in the PRC. Consequently, no geographic information is presented.

(v)          Variable Interest Entity (“VIE”)

PRC regulations prohibit direct foreign ownership of business entities that engage in internet content provision (“ICP’’) services in the PRC. The Company and its subsidiaries are foreign owned business entities under the PRC law and accordingly are prohibited from providing ICP services in the PRC, including having ownership of entities engaged in providing such services. ATA Online provides ICP online test preparation services in the PRC.

The Group has no legal ownership interest in ATA Online. The legal ownership interests of ATA Online are held by Mr. Kevin Xiaofeng Ma, the Company’s co-founder, chairman and chief executive officer and Mr. Walter Lin Wang, the Company’s co-founder and director.

A series of contractual agreements, including loan agreements, a call option and cooperation agreement, an equity pledge agreement, a technical support agreement, a strategic consulting service agreement and a power of attorney (collectively, the “VIE Agreements”) were entered among ATA BVI, ATA Learning, ATA Online, Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang. As a result of the VIE Agreements and as described below, the financial statements of ATA Online are consolidated in the Company’s consolidated financial statements.

ATA Online is determined to be a VIE because although Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang are the equity holders of ATA Online, (i) their equity investment of RMB10 million in ATA Online was financed by the Group and (ii) they do not participate in any profit or loss of ATA Online.

Although the Group does not have an equity investment in ATA Online, the Group has other variable interests in ATA Online through, among others, (i) the Group’s subordinated loans to Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang (used by them to finance their equity investment in ATA Online) and other subordinated loans to ATA Online, (ii) the Group’s right, under the loan agreement, to receive all the dividends declared by ATA Online through its equity holders and (iii) the Group’s exclusive purchase option to acquire (or to have the Group’s designee acquire) 100% of the equity interest or assets in ATA Online for a consideration equal to the loans provided by the Group to Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang, to the extent permitted under PRC law. As a result of these variable interests, the Group has the obligation to absorb the expected losses and the right to receive expected residual returns of ATA Online.

Through the VIE Agreements, the Group has a controlling financial interest in ATA Online because the Group (i) has the power to direct activities of ATA Online that most significantly impact the economic performance of ATA Online; and (ii) the obligation to absorb the expected losses and the right to receive expected residual return of ATA Online that could potentially be significant to ATA Online.

Accordingly, the financial statements of ATA Online are consolidated in the Company’s consolidated financial statements. All of the equity (net assets) and net incomes or losses of ATA Online are attributed to the Company; therefore, non-controlling interest in ATA Online is not presented in the Company’s consolidated financial statements.

The key terms of these VIE Agreements are as follows:

Loan agreements: ATA BVI lent to ATA Online’s equity holders, Mr. Kevin Xiaofeng Ma, and Mr. Walter Lin Wang, interest free loans in the amount of RMB10 million for the sole purpose of investing in ATA Online as ATA Online’s registered capital. The equity holders of ATA Online can only repay the loans by transferring all of their legal ownership interest in ATA Online to ATA BVI or to a third party designated by ATA BVI. The equity holders of ATA Online are required to pay to ATA BVI all dividend received from ATA Online. The initial terms of the loans are ten years, which may be extended upon the agreement of ATA BVI and ATA Online’s equity holders. The approval of ATA Online is not required for the renewal of the loan agreements nor can ATA Online terminate the loan agreement during the contract term. ATA BVI lent RMB 1 million on October 27, 2006 and RMB 9 million on July 7, 2009. As of March 31, 2013, the remaining terms of the loan agreements are 3.6 years and 6.3 years for the loans of RMB 1 million and RMB 9 million, respectively, assuming no renewal of the agreement.

Technical support agreement: ATA Learning has the exclusive right to provide technical support services to ATA Online. ATA Online pays a quarterly service fee to ATA Learning. The service fees are mutually agreed by both parties, and are determined based on certain objective criteria such as the actual services required by ATA Online and the actual labor costs, as determined by the number of days and personnel involved, incurred by ATA Learning for providing the services during the relevant period. The term of this agreement is ten years, automatically renewable for successive one year terms unless ATA Learning notifies ATA Online of its intention not to renew 30 days before the relevant term expires. ATA Online may not terminate this agreement during its term or upon its expiration. The agreement was entered into on October 27, 2006 with a remaining term of 3.6 years as of March 31, 2013, assuming no renewal of the agreement.

Strategic consulting service agreement: ATA Learning provides ATA Online with strategic consulting and related services to ATA Online. The fees for these services are determined by ATA Learning and calculated monthly but paid quarterly based on actual time spent providing the services. ATA Learning has the right to adjust the fees payable by ATA Online in accordance with its performance. The term of this agreement is twenty years, automatically renewable for successive one year terms unless ATA Learning notifies ATA Online of its intention not to renew 30 days before the relevant term expires. ATA Online can only terminate this agreement if ATA Learning fails to perform its obligation under this agreement. The agreement was entered into on October 27, 2006 with a remaining term of 13.6 years as of March 31, 2013, assuming no renewal of the agreement.

For the years ended March 31, 2011, 2012 and 2013, the Company billed RMB nil, RMB nil and RMB 12.6 million to ATA Online based on the technical support agreement and strategic consulting service agreement. As of March 31, 2011, 2012 and 2013, RMB nil, RMB nil and RMB 12.6 million was collected.

Call option and cooperation agreement: Through the call option and cooperation agreement entered into among ATA BVI, ATA Online and its equity holders, ATA BVI or any party designated by ATA BVI, has an exclusive purchase option to acquire the equity interest in ATA Online from its equity holders or acquire ATA Online’s assets at any time when permitted by applicable Chinese laws and regulations. The proceeds from the exercise of the call option will be applied to repay the loans under the loan agreements described above. Further, without ATA BVI’s prior written consent, ATA Online or its equity holders cannot sell, assign, mortgage or dispose any of ATA Online’s assets or operation, cannot enter into any transaction which may materially affect ATA Online’s assets, liability, operation, equity or other legal rights, and cannot distribute any dividend to its equity holders. ATA BVI is also obligated to provide financial support to ATA Online’s operation to which ATA BVI has no recourse right if ATA Online cannot repay such financing due to its losses. This agreement has an indefinite term and can only be terminated with the unanimous consent of all parties, except that ATA BVI may terminate this agreement with 30 days prior notice to the other parties.

Equity pledge agreement: To secure the payment obligations of ATA Online under the technical support agreement and the strategic consulting service agreement described above, ATA Online’s equity holders have pledged to ATA Learning their entire equity ownership interests in ATA Online. Under this agreement, equity holders of ATA Online may not transfer the pledged equity interest without ATA Learning’s prior written consent. This agreement will also be binding upon successors of the pledgor and transferees of the pledged equity interest. The term of the pledge is the same as the term of the strategic consulting service agreement. ATA Online may terminate this agreement upon the completion of its contractual obligations under the technical support agreement and the strategic consulting service agreement as described above. As of March 31, 2013, the remaining term of this agreement is 13.6 years, assuming no renewal of the strategic consulting service agreement.

Power of attorney: Each of Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang signed a power of attorney, on March 27, 2013 and April 3, 2013 respectively, with ATA Learning to exclusively assign their rights as an shareholder of ATA Online to ATA Learning, including but not limited to voting right and right to appoint director and executive management of ATA Online. The assignment of the shareholder’s rights is legally binding, irrevocable. The agreement is retrospectively effective when the call option and cooperation agreement and equity pledge agreement were effective and remains effective as long as the call option and cooperation agreement and equity pledge agreement are effective.

Risks and uncertainties of the VIE Agreements: The Company relies on the VIE Agreements to operate and control ATA Online. However, these contractual arrangements may not be as effective as direct equity ownership in providing the Company with control over ATA Online. Any failure by ATA Online or its equity holders to perform their obligations under the VIE Agreements would have a material adverse effect on the financial position and financial performance of the Company. All the VIE Agreements are governed by PRC law and provide for the resolution of disputes through arbitration in the PRC. Accordingly, these contracts would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. The legal system in the PRC is not as developed as some other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements. In addition, if the legal structure and the VIE Agreements were found to be in violation of any existing or future PRC laws and regulations, the Company may be subject to fines or other legal or administrative sanctions.

In the opinion of management, based on the legal opinion obtained from the Company’s PRC legal counsel, the above contractual arrangements are legally binding and enforceable and do not violate current PRC laws and regulations. However, there are uncertainties regarding the interpretation and application of existing and future PRC laws and regulations.

Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and the VIE Agreements are found to be in violation of any existing or future PRC laws and regulations, the PRC government could:

·                  revoke the Company’s business and operating licenses;

·                  levy fines on the Company;

·                  confiscate any of the Company’s income that they deem to be obtained through illegal operations;

·                  shut down a portion or all of the Company’s servers or block a portion or all of the Company’s web site;

·                  discontinue or restrict the Company’s operations in the PRC;

·                  impose conditions or requirements with which the Company may not be able to comply;

·                  require the Company to restructure the Company’s corporate and contractual structure;

·                  take other regulatory or enforcement actions that could be harmful to the Company’s business.

If the imposition of any of these government actions, or any inability to enforce the contractual arrangements upon a breach, causes the Company to lose its ability to direct the activities of ATA Online or receive substantially all the economic benefits and residual returns from ATA Online and the Company is not able to restructure its ownership structure and operations in a satisfactory manner, the Company would no longer be able to consolidate the financial results of ATA Online in the Company’s consolidated financial statements. Total assets, total liability, equity, net sales, net income and cash flows of the Company would be significantly less than the reported amount in the consolidated financial statements of the Company. In the opinion of management, the likelihood of loss in respect of the Company’s current ownership structure or VIE Agreements is remote based on current facts and circumstances.

The assets and liabilities of ATA Online as of March 31, 2012 and 2013 and the net revenue and net income (loss) for the years ended March 31, 2011, 2012 and 2013 are as follows:

	March 31,
	2012	2013
	RMB	RMB

Cash	26,474,179	12,118,865
Accounts receivable, net	12,839,077	11,441,392
Prepayment and other current assets	1,260,738	3,395,536
Amounts due from related parties	—	29,562
Total current assets	40,573,994	26,985,355
Property and equipment, net	680,857	1,277,283
Total assets	41,254,851	28,262,638

Accrued expenses and other payables	4,785,359	5,058,492
Amounts due to related parties	4,213,631	1,804,678
Deferred revenue	854,095	493,284
Total liabilities	9,853,085	7,356,454

	Year ended March 31,
	2011	2012	2013
	RMB	RMB	RMB

Net revenue	21,022,662	49,782,361	24,960,260
Net income (loss)	3,590,196	25,782,832	(10,495,582)

Amounts due from related parties’ represent the amount due from ATA Inc.’s other subsidiaries, which are eliminated on consolidation.

Amounts due to related parties represent the amount due to ATA BVI and ATA Inc.’s other subsidiaries, which are eliminated on consolidation.

All of the assets of ATA Online can be used only to settle obligations of ATA Online. None of the assets of ATA Online has been pledged or collateralized. The creditors of ATA Online do not have recourse to the general credit of ATA BVI or the Company.

(w)       Recently issued accounting standards

In June 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”), which amended accounting guidance related to presentation of comprehensive income. The standards update is intended to help financial statement users better understand the causes of an entity’s change in financial position and results of operation. The amendment eliminates the option to present components of other comprehensive income as part of the statement of changes in equity. The amendment requires that all non-owner changes in equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The guidance also requires that reclassification adjustments for items that are reclassified from other comprehensive income to net income be presented on the face of the financial statement where the components of net income and other comprehensive income are presented. In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (“ASU 2011-12”), which defers only those changes in ASU 2011-05 that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. ASU 2011-05 and ASU 2011-12 are effective for reporting periods beginning after December 15, 2011. The Company adopted the new guidance on April 1, 2012.

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU 2013-02”). The standard requires that companies present either in a single note or parenthetically on the face of the financial statements, the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source (e.g., the release due to cash flow hedges from interest rate contracts) and the income statement line items affected by the reclassification (e.g., interest income or interest expense). If a component is not required to be reclassified to net income in its entirety (e.g., the net periodic pension cost), companies would instead cross reference to the related footnote for additional information (e.g., the pension footnote). ASU 2013-02 is effective for interim and annual reporting periods beginning after December 15, 2012. The Company will adopt the provisions of the new guidance on April 1, 2013. The adoption will not have a material impact on its consolidated financial statements or related disclosures.

ACCOUNTS RECEIVABLE, NET	12 Months Ended
Mar. 31, 2013
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

(3)         ACCOUNTS RECEIVABLE, NET

Accounts receivable, net is summarized as follows:

	March 31,
	2012	2013
	RMB	RMB
Accounts receivable	111,944,576	86,119,787
Less: allowance for doubtful accounts	(30,100,005)	(35,005,069)
Accounts receivable, net	81,844,571	51,114,718

Management performs ongoing credit evaluations of its customers’ financial condition and generally does not require collateral on accounts receivable.

The activity in the allowance for doubtful accounts for accounts receivable for the years ended March 31, 2011, 2012 and 2013 is as follows:

	Year Ended March 31,
	2011	2012	2013
	RMB	RMB	RMB
Beginning allowance for doubtful accounts	29,934,512	27,938,198	30,100,005
Additions charged to bad debt expense	2,235,627	2,350,990	9,140,062
Write-off of accounts receivable	(4,231,941)	(189,183)	(4,234,998)
Ending allowance for doubtful accounts	27,938,198	30,100,005	35,005,069

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Mar. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

(4)         PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	March 31,
	2012	2013
	RMB	RMB
Prepaid business tax	287,925	—
Income tax receivable	4,934,777	—
Deferred income tax assets (note 10)	4,233,996	7,524,161
Advances to employees	1,090,425	1,022,036
Other current assets	5,509,994	5,079,466
Total prepaid expenses and other current assets	16,057,117	13,625,663

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Mar. 31, 2013
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

(5)         PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	March 31,
	2012	2013
	RMB	RMB

Building	53,049,213	53,049,213
Computer equipment	21,672,897	27,631,940
Furniture, fixtures and office equipment	516,794	572,567
Software	12,261,549	12,828,775
Motor vehicles	1,885,402	2,023,598
Leasehold improvements	9,018,139	10,204,808
	98,403,994	106,310,901
Less: accumulated depreciation and amortization	(38,513,688)	(45,000,211)
Property and equipment, net	59,890,306	61,310,690

Total depreciation expense recognized for the year ended March 31, 2011, 2012 and 2013 is allocated to the following expense items:

	Year Ended March 31,
	2011	2012	2013
	RMB	RMB	RMB

Cost of revenues	4,766,712	2,306,543	1,746,736
Research and development	676,394	362,720	876,166
Sales and marketing	706,316	238,776	726,239
General and administrative	4,635,651	5,611,387	4,754,001
Total depreciation expense	10,785, 073	8,519,426	8,103,142

INTANGIBLE ASSETS, NET	12 Months Ended
Mar. 31, 2013
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

(6)         INTANGIBLE ASSETS, NET

The following table summarizes the Company’s intangible assets, as of March 31, 2012 and 2013.

	March 31, 2012
				Weighted
	Gross		Net	Average
	carrying	Accumulated	carrying	Amortization
	amount	amortization	amount	Period
	RMB	RMB	RMB	Years
ETS TOEIC license	24,126,706	(7,495,275)	16,631,431	10
Customer relationships	1,300,000	(334,165)	965,835	12
Total intangible assets	25,426,706	(7,829,440)	17,597,266

	March 31, 2013
				Weighted
	Gross		Net	Average
	carrying	Accumulated	carrying	Amortization
	amount	amortization	amount	Period
	RMB	RMB	RMB	Years
ETS TOEIC license	24,126,706	(9,901,334)	14,225,372	10
Customer relationships	1,300,000	(442,498)	857,502	12
Total intangible assets	25,426,706	(10,343,832)	15,082,874

ETS TOEIC license represents the amounts paid to Educational Testing Service (“ETS”) under a master distributor agreement for the exclusive right to market, distribute, administer and sell the Test of English for International Communication (“TOEIC”) in mainland PRC for ten years commencing from March 2009.

Amortization expenses for intangible assets were RMB 2,850,487, RMB 2,758,838 and RMB 2,514,392 for the year ended March 31, 2011, 2012 and 2013, respectively. Estimated amortization expense is RMB 2,514,392 for each of the next five years.

ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Mar. 31, 2013
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

(7)        ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of the following:

	March 31,
	2012	2013
	RMB	RMB
Business and other taxes payable	4,701,736	6,276,692
Accrued payroll and welfare	17,688,960	15,684,309
Accrued test monitoring fees	12,379,899	14,946,724
Accrued certificates costs	8,126,036	2,593,694
Royalty fees payable	8,651,161	9,721,066
Income taxes payable	1,173,344	8,802,858
Other current liabilities	11,011,285	14,165,917
Total accrued expenses and other payables	63,732,421	72,191,260

Other current liabilities as of March 31, 2012 and 2013 mainly include accrued traveling expenses, rental expenses, meeting expense and other operating expenses.

DEFERRED REVENUES	12 Months Ended
Mar. 31, 2013
DEFERRED REVENUES
DEFERRED REVENUES

(8)        DEFERRED REVENUES

Deferred revenues consist of the following:

	March 31,
	2012	2013
	RMB	RMB
Testing services	19,316,486	3,866,368
Test-based education services	5,178,840	1,131,246
Test preparation and training solutions	854,095	376,885
Other revenue — licensing fees from authorized test centers	4,362,115	3,614,738
Other revenue — others	721,668	1,031,584
Total deferred revenues	30,433,204	10,020,821

Representing:
Current deferred revenues	27,333,088	7,376,527
Non-current deferred revenues	3,100,116	2,644,294

NET REVENUES	12 Months Ended
Mar. 31, 2013
NET REVENUES
NET REVENUES

(9)        NET REVENUES

The components of net revenues for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Year Ended March 31,
	2011	2012	2013
	RMB	RMB	RMB
Testing services	243,103,305	290,881,289	335,790,689
Test preparation and training solutions	15,426,587	26,996,054	11,343,066
Other revenue	45,373,919	34,208,217	19,541,740
Net revenues	303,903,811	352,085,560	366,675,495

Other revenue includes net revenues from test-based educational services of RMB 25,727,038, RMB 12,614,294 and RMB 6,778,429 for the year ended March 31, 2011, 2012 and 2013, respectively.

Product sales of RMB 478,468, RMB 788,062 and RMB 1,095,370 for the years ended March 31, 2011, 2012 and 2013 are included in other revenue. Other revenue primarily includes test-based educational services, licensing fees from authorized test centers, test development services, test certificate services, and test administration software product sales.

INCOME TAXES	12 Months Ended
Mar. 31, 2013
INCOME TAXES
INCOME TAXES

(10)         INCOME TAXES

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and the British Virgin Islands, the Group is not subject to any income tax in these jurisdictions.

People’s Republic of China

The Company’s consolidated PRC entities file separate income tax returns.

On March 16, 2007, the National People’s Congress passed the new Enterprise Income Tax Law (“new EIT Law”) which statutory income tax rate is 25% effective from January 1, 2008. According to the new EIT Law, entities that qualify as “high-and-new technology enterprises eligible for key support from the State” (“HNTE”) are entitled to a preferential income tax rate of 15%.

The Company’s PRC entities are subject to income tax at 25%, unless otherwise specified.

In December 2008, ATA Testing received approval from the tax authority that it qualified as an HNTE. The certificate entitled ATA Testing to the preferential income tax rate of 15% effective retroactively from January 1, 2008 to December 31, 2010. As of March 31, 2011, ATA Testing’s applicable income tax rate from January 1, 2011 onwards was 25%. In October 2011, ATA Testing received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2011 to December 31, 2013. ATA Testing’s applicable income tax rate from January 1, 2014 onwards is 25%.

In December 2009, ATA Learning, ATA Online and Beijing JDX received approvals from the tax authorities that they qualified as HNTEs. The certificates entitled them to the preferential income tax rate of 15% effectively retroactively from January 1, 2009 to December 31, 2011. As of March 31, 2012, ATA Learning, ATA Online and Beijing JDX’s applicable income tax rate from January 1, 2012 onwards was 25%. In May and July 2012, ATA Learning, ATA Online and Beijing JDX received approvals from the tax authorities on its renewals as HNTEs which entitled them to the preferential income tax rate of 15% effective retroactively from January 1, 2012 to December 31, 2014. ATA Learning, ATA Online and Beijing JDX’s applicable income tax rate from January 1, 2015 onwards is 25%.

The new EIT Law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC for earnings generated beginning on January 1, 2008. Undistributed earnings generated prior to January 1, 2008 are exempt from withholding tax. As of March 31, 2013, the Company has not provided for income taxes on earnings of RMB 142,455,116 generated by its PRC consolidated entities since January 1, 2008 as the Company plans to reinvest these earnings indefinitely in the PRC. As of March 31, 2013, the unrecognized deferred income tax liability related to these earnings was RMB 14,245,512.

The earnings before income taxes were generated in the following jurisdictions:

	Year Ended March 31,
	2011	2012	2013
	RMB	RMB	RMB
Cayman Islands and British Virgin Islands	(11,433,911)	(15,598,329)	(19,373,510)
PRC	34,500,214	85,778,881	49,586,482
Earnings before income taxes	23,066,303	70,180,552	30,212,972

Income tax expense (benefit) recognized in the consolidated statements of comprehensive income consists of the following:

	Year Ended March 31,
	2011	2012	2013
	RMB	RMB	RMB
PRC
Current expense	7,203,811	13,189,414	10,226,537
Deferred (benefit) expense	(3,891,524)	1,149,668	(3,221,555)
Total income tax expense	3,312,287	14,339,082	7,004,982

The actual income tax expense reported in the consolidated statements of comprehensive income differs from the respective amount computed by applying the PRC statutory income tax rate of 25% for each of the years ended March 31, 2011, 2012 and 2013 to earnings before income taxes due to the following:

	Year Ended March 31,
	2011	2012	2013
	RMB	RMB	RMB
Computed “expected” income tax expense	5,766,576	17,545,138	7,553,243
Decrease in valuation allowance	(1,379,408)	(2,035,788)	(735,773)
Preferential income tax rate	(4,486,178)	(8,301,350)	(7,069,673)
Entities not subject to income tax	1,695,485	833,483	1,624,864
Non-deductible expenses
Entertainment	1,308,601	1,344,639	1,213,569
Share-based compensation	1,162,993	3,066,099	3,218,514
Bad debt loss	—	47,296	1,058,750
Changes in tax rates	—	2,032,901	429,667
Tax rate differential	(1,503,124)	(53,254)	1,977,043
Prior year tax return true up	450,139	—	—
Additional deduction of research and development costs	—	(371,754)	(2,309,671)
Other	297,203	231,672	44,449
Actual income tax expense	3,312,287	14,339,082	7,004,982

The applicable PRC statutory tax rate is used since the Group’s taxable income is generated in the PRC.

The tax effects of the Group’s temporary differences that give rise to significant portions of the deferred income tax assets and liabilities are as follows.

	March 31,
	2012	2013
	RMB	RMB
Deferred income tax assets:
Tax loss carryforwards	479,411	2,876,488
Property and equipment, net	1,859,136	1,709,276
Allowance for doubtful accounts	912,399	1,592,868
Write-down of inventories	579,644	317,163
Accrued expenses and other payables	4,021,629	3,796,164
Total gross deferred income tax assets	7,852,219	10,291,959
Less: valuation allowance	(1,657,524)	(921,751)
Net deferred income tax assets	6,194,695	9,370,208
Deferred income tax liabilities:
Intangible assets acquired in JDX acquisition:
Customer relationships	241,494	195,452
Total gross deferred income tax liabilities	241,494	195,452
Net deferred income tax assets	5,953,201	9,174,756

	March 31,
	2012	2013
	RMB	RMB
Current deferred income tax assets, included in prepaid expenses and other current assets	4,233,996	7,524,161
Non-current deferred income tax assets, included in other assets	1,859,136	1,709,276
Non-current deferred income tax liabilities	(139,931)	(58,681)
Net deferred income tax assets	5,953,201	9,174,756

The decrease in the valuation allowance for the years ended March 31, 2011, 2012 and 2013 were RMB1,379,408, RMB2,035,788 and RMB735,773, respectively. As of March 31, 2013, the valuation allowance of RMB921,751 was mainly related to the deferred income tax assets of entities at cumulative losses. As of March 31, 2013, management believes it is more likely than not that the Group will realize the deferred income tax assets, net of the valuation allowance. The amount of the deferred income tax assets, however, considered realizable as of March 31, 2013 could be reduced in the near term if estimates of future taxable income are reduced.

As of March 31, 2013, the Group had net tax loss carry forwards for PRC income tax purpose of RMB 17,623,772, if unused, will expire by December 31, 2018.

For the years ended March 31, 2011, 2012 and 2013, the Group had no unrecognized tax benefits, and thus no related interest and penalties were recorded. Also, the Group does not expect that the amount of unrecognized tax benefits will significantly increase within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB 100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The income tax return of each of the Company’s PRC consolidated entities is subject to examination by the relevant tax authorities for the calendar tax years beginning in 2008.

SHARE BASED COMPENSATION	12 Months Ended
Mar. 31, 2013
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

(11)         SHARE BASED COMPENSATION

2005 Share incentive plan

In April 2005, the Company adopted a share incentive plan (the “2005 Plan”), pursuant to which the Company is authorized to issue options to officers, employees, directors and consultants of the Group to purchase up to 2,894,000 of its common shares. In October 2007, the Company’s board of directors approved an increase in the number of shares reserved for issuance under the 2005 Plan to 3,310,300 shares. The 2005 Plan expires in ten years. Options awards provide for accelerated vesting if there is a change in control (as defined in the 2005 Plan).

2008 Share incentive plan

On January 7, 2008, the Company adopted a share incentive plan (the “2008 Plan”), pursuant to which the Company is authorized to issue options and other share-based awards to officers, employees, directors and consultants of the Group to purchase up to 336,307 of its common shares, plus, unless the board of directors determines a lesser amount, an annual increase on January 1 of each calendar year beginning in 2009 equal to the lesser of 1) one percent of the number of shares issued and outstanding on December 31 of the immediately preceding calendar year, and 2) 336,307 shares. The 2008 Plan expires in ten years. Options awards provide for accelerated vesting if there is a change in control (as defined in the 2008 Plan). As of March 31, 2013, 2,017,842 shares were reserved for issuance under the 2008 Plan.

Under both the 2005 Plan and 2008 Plan, share options are generally granted with 25% vesting on the first anniversary of the grant date and the remaining 75% vesting ratably over the following 36 months, unless a shorter or longer duration is established at the time of the option grant. Share options are granted at an exercise price equal to the fair market value of the Company’s share at the date of grant and expire 10 years from the grant date.

Under the 2008 Plan, nonvested shares are granted with a graded vesting as to 25% at the end of each year from the grant date over 4 years.

For the graded vesting share options and nonvested shares, the Company recognizes the compensation cost over the requisite service period for each separately vesting portion of the award as if the award is, in substance, multiple awards.

During the year ended March 31, 2013, the Company extended the exercise period of two employees’ vested share options and continued the vesting of their unvested share options and continued the vesting of one employee’s nonvested shares upon their resignation. The modification resulted in additional compensation expense of RMB1,294,834  recognized in the “general and administrative expense” for the year ended March 31, 2013.

		Weighted	Weighted	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual	value
	shares	USD	Years	USD
Outstanding as of March 31, 2010	3,413,251	2.98
Granted	—	—
Exercised	(43,884)	3.60
Forfeited	(225)	3.60
Expired	(106,492)	3.32
Outstanding as ofMarch 31, 2011	3,262,650	2.96
Granted	—	—
Exercised	(27,864)	3.60
Forfeited	—	—
Expired	(446,444)	3.60
Outstanding as ofMarch 31, 2012	2,788,342	2.85
Granted	—	—
Exercised	—	—
Forfeited	—	—
Expired	(41,000)	3.60
Outstanding as ofMarch 31, 2013	2,747,342	2.84
Vested and expected to vest as of March 31, 2013	2,747,342	2.84	3.1	Nil
Exercisable as of March 31, 2013	2,672,342	2.86	3.0	Nil

The aggregate intrinsic value of options outstanding and exercisable at March 31, 2013, was calculated based on the closing price of the Company’s common shares on March 31, 2013.

The total intrinsic value of options exercised in the years ended March 31, 2011, 2012 and 2013 are USD 10,175, USD 28,775 and USD nil respectively.

In March 2011, certain individuals exercised 43,884 share options with an exercise price of USD3.6 per share. The proceeds of USD157,982 (RMB1,035,796) were not received by the Company as of March 31, 2011 and a receivable from shareholders of RMB 1,035,796 was recorded in the shareholders’ equity. The Company received the proceeds in May 2011.

Information relating to options outstanding and exercisable as of March 31, 2013 is as follows:

Options outstanding as of March 31, 2013			Options exercisable as of March 31, 2013
	Exercise	Remaining		Exercise	Remaining
Number of	Price	Contractual	Number	Price	Contractual
Shares	per Share	Life	of Shares	per Share	Life
	USD	Years		USD	Years
1,312,600	2.26	2.1	1,312,600	2.26	2.1
674,000	3.60	2.7	674,000	3.60	2.7
250,000	3.60	3.6	250,000	3.60	3.6
101,000	3.60	4.7	101,000	3.60	4.7
100,000	4.75	4.5	100,000	4.75	4.5
9,742	2.69	5.9	9,742	2.69	5.9
300,000	2.12	7.0	225,000	2.12	7.0
2,747,342	2.84	3.1	2,672,342	2.86	3.0

Compensation expense for share options is allocated to the following expense items:

	Year Ended March 31,
	2011	2012	2013
	RMB	RMB	RMB
Cost of revenues	568	—	—
Research and development	1,450	—	—
Sales and marketing	6,897	42,914	—
General and administrative	1,636,369	547,231	306,659
Total share based compensation expense	1,645,284	590,145	306,659

As of March 31, 2013, RMB 94,511 of total unrecognized compensation expense related to nonvested share options is expected to be recognized over one year.

Nonvested shares

A summary of the nonvested shares activities for the year ended March 31, 2011, 2012 and 2013 is presented below:

		Weighted average
	Number	grant date
	of shares	fair value
		USD
Outstanding at March 31, 2010	431,049	2.943
Granted	20,000	1.655
Vested	(120,121)	2.865
Forfeited	(24,928)	2.209
Outstanding at March 31, 2011	306,000	2.949
Granted	1,060,000	4.963
Vested	(116,245)	2.076
Forfeited	(103,005)	4.470
Outstanding at March 31, 2012	1,146,750	4.788
Granted	100,000	4.030
Vested	(334,250)	4.423
Forfeited	(17,500)	3.807
Outstanding at March 31, 2013	895,000	4.858

The total fair value of shares vested during the years ended March 31, 2011, 2012 and 2013, was USD 219,615, USD 527,371 and USD 829,077 respectively.

Compensation expense recognized for nonvested shares for the years ended March 31, 2011, 2012 and 2013 is allocated to the following expense items:

	Year Ended March 31,
	2011	2012	2013
	RMB	RMB	RMB
Cost of revenues	140,900	71,691	21,813
Research and development	194,527	189,462	308,577
Sales and marketing	595,713	344,226	702,683
General and administrative	2,075,547	11,068,873	10,239,490
Total share based compensation expense	3,006,687	11,674,252	11,272,563

As of March 31, 2013, RMB8,161,687  of total unrecognized compensation expense related to nonvested shares is expected to be recognized over a weighted average period of approximately 2.44 years.

COMMON SHARES	12 Months Ended
Mar. 31, 2013
COMMON SHARES
COMMON SHARES

(12)       COMMON SHARES

The Company’s board of directors approved a share repurchase program on November 13, 2008 to repurchase up to USD5 million worth of its outstanding American Depository Shares (“ADS”) from time to time in open-market transactions. On February 12, 2010, the Company’s board of director reviewed and approved the continuation of the share repurchase program through March 31, 2011. The Company’s board of directors approved a share repurchase program on November 1, 2012 to repurchase up to USD5 million worth of its issued and outstanding ADSs in both open-market and privately negotiated transactions. On January 31, 2013, the Company’s board of director reviewed and approved the continuation of the share repurchase program through May 31, 2013. For the year ended March 31, 2011, 2012 and 2013, the Company repurchased nil, nil and 26,440 common shares at a repurchase price of RMB nil, RMB nil and RMB 329,357, respectively.

SPECIAL CASH DIVIDEND	12 Months Ended
Mar. 31, 2013
SPECIAL CASH DIVIDEND
SPECIAL CASH DIVIDEND

(13)       SPECIAL CASH DIVIDEND

On June 1, 2011, the Company’s board of directors declared a special cash dividend of USD0.215 per common share, or USD0.43 per ADS. The total amount of cash distributed in the dividend was USD9.8 million (RMB 63,634,726) and was paid from the cash held by ATA Inc. in August 2011.

On August 7, 2012, the Company’s board of directors declared a special cash dividend of USD0.087 per common share, or USD0.174 per ADS. The total amount of cash distributed in the dividend was USD4.0 million (RMB 25,331,341) and was paid from the cash held by ATA Inc. in September 2012.

STATUTORY RESERVES	12 Months Ended
Mar. 31, 2013
STATUTORY RESERVES
STATUTORY RESERVES

(14)       STATUTORY RESERVES

In accordance with the relevant laws and regulations of the PRC, the Company’s PRC consolidated entities are required to transfer 10% of their respective after tax profit, as determined in accordance with PRC accounting standards and regulations to a general reserve fund until the balance of the fund reaches 50% of the registered capital of the respective entity. The transfer to this general reserve fund must be made before distribution of dividends can be made. As of March 31, 2012 and 2013, the PRC consolidated entities had appropriated RMB 10,598,807 and RMB 14,892,860, respectively, to the general reserve fund, which is restricted for distribution to the Company.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2013
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

(15)       COMMITMENTS AND CONTINGENCIES

Lease commitments

The Group entered into non-cancelable operating leases, primarily for office space, for initial terms of two to three years.

Minimum rent payments under operating leases are recognized on a straight-line basis over the term of the lease, including any periods of free rent.

Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) as of March 31, 2013 are:

Minimum
Lease Amount
RMB
Year ended:
March 31, 2014	5,859,831
March 31, 2015	2,368,911
March 31, 2016	1,963,867
March 31, 2017	—
March 31, 2018	—
10,192,609

Rental expense for operating leases (except leases with a term of one month or less that are not renewed) for the years ended March 31, 2011, 2012 and 2013 were RMB 5,446,033, RMB 5,159,138 and RMB 6,517,907 respectively.

EARNINGS PER COMMON SHARE	12 Months Ended
Mar. 31, 2013
EARNINGS PER COMMON SHARE
EARNINGS PER COMMON SHARE

(16)       EARNINGS PER COMMON SHARE

Basic and diluted earnings per common share are calculated as follows:

	Year Ended March 31,
	2011	2012	2013
	RMB	RMB	RMB
Numerator:
Net earnings	19,754,016	55,841,470	23,207,990
Less: Dividends paid to participating securities	—	(1,476,269)	(525,049)
Net earnings attributable to participating securities	(162,360)	—	—
Net earnings available to common shareholders	19,591,656	54,365,201	22,682,941
Denominator:
Denominator for basic earnings per share:
Weighted average common shares outstanding	44,469,182	44,713,418	44,967,823
Plus: Incremental shares issuable upon exercise of share options	—	951,469	147,794
Denominator for diluted earnings per share	44,469,182	45,664,887	45,115,617
Basic earnings per common share	0.44	1.22	0.50
Diluted earnings per common share	0.44	1.19	0.50

The following table summarizes potential common shares outstanding excluded from the calculation of diluted earnings per share for the years ended March 31, 2011, 2012 and 2013, because their effect is anti-dilutive:

	Year ended March 31,
	2011	2012	2013
Shares issuable under share options	3,262,650	100,000	1,134,742

ATA INC. ("Parent Company")	12 Months Ended
Mar. 31, 2013
ATA INC. ("Parent Company")
ATA INC. ("Parent Company")

(17)              ATA INC. (“Parent Company”)

The following presents condensed financial information of the Parent Company only.

Condensed Balance Sheets

	March 31,
	2012	2013	2013
	RMB	RMB	USD
Cash	48,532,826	41,744,636	6,721,298
Prepaid expenses and other current assets	840,201	464,873	74,849
Investments in subsidiaries	317,670,591	334,415,959	53,844,265
Total assets	367,043,618	376,625,468	60,640,412

Accrued expenses and other current liabilities	629,047	1,077,749	173,528
Total liabilities	629,047	1,077,749	173,528

Common shares	3,442,803	3,461,060	557,265
Treasury shares	—	(329,357)	(53,030)
Additional paid in capital	440,832,695	427,443,700	68,822,648
Accumulated other comprehensive loss	(26,004,399)	(26,379,146)	(4,247,302)
Accumulated deficit	(51,856,528)	(28,648,538)	(4,612,697)
Total shareholders’ equity	366,414,571	375,547,719	60,466,884
Total liabilities and shareholders’ equity	367,043,618	376,625,468	60,640,412

Condensed Statements ofComprehensive Income

	Year Ended March 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	USD

Operating expenses	(8,754,744)	(7,487,523)	(7,567,474)	(1,218,437)
Investment income	27,535,955	60,175,402	30,685,632	4,940,689
Interest income	97,045	377,333	112,656	18,139
Foreign currency exchange gains (losses), net	875,760	2,776,258	(22,824)	(3,675)
Earnings before income taxes	19,754,016	55,841,470	23,207,990	3,736,716
Income tax expense	—	—	—	—
Net income	19,754,016	55,841,470	23,207,990	3,736,716
Foreign currency translation adjustment, net of nil income taxes	(5,817,855)	(3,787,210)	(374,747)	(60,338)
Comprehensive income	13,936,161	52,054,260	22,833,243	3,676,378

Condensed Statements of Cash Flows

	Year Ended March 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	USD
Net cash used in operating activities	(8,122,776)	(4,529,639)	(6,675,424)	(1,074,809)
Cash flows from investing activities :
Collection from (advances to) subsidiaries	(5,139)	1,140,127	26,836,132	4,320,882
Net cash provided by (used in) investing activities	(5,139)	1,140,127	26,836,132	4,320,882

Cash flows from financing activities :
Proceeds from exercise of share options	—	631,844	—	—
Cash paid for employee individual income tax of net-settlement of vested shares	—	—	(913,453)	(147,075)
Cash paid for repurchase of common shares	—	—	(329,357)	(53,030)
Collection of receivable from shareholders	—	1,035,796	—	—
Special cash dividend	—	(63,634,726)	(25,331,341)	(4,078,595)
Net cash used in financing activities	—	(61,967,086)	(26,574,151)	(4,278,700)

Effect of foreign exchange rate changes on cash	(4,039,042)	(2,929,270)	(374,747)	(60,338)
Net decrease in cash	(12,166,957)	(68,285,868)	(6,788,190)	(1,092,965)
Cash at beginning of year	128,985,651	116,818,694	48,532,826	7,814,263
Cash at end of year	116,818,694	48,532,826	41,744,636	6,721,298

Supplemental disclosures of cash flow information :
Non-cash investing and financing activities:
Receivable from shareholders for exercise of common share options	1,035,796	—	—	—

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principles of consolidation

(a)      Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIE for which the Group is the primary beneficiary. All significant intercompany balances and transactions have been eliminated upon consolidation.

Basis of presentation

(b)      Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of estimates

(c)      Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management of the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Such estimates include the determination of primary beneficiary of VIE, the fair values of share-based payments, the collectibility of accounts receivable, the realizability of deferred income tax assets, the useful lives and residual values of long-lived assets, the recoverability of the carrying values of long-lived assets and goodwill, realizable value of inventories and with respect to revenue recognition, the expected service period for course programs and the expected licensing period for perpetual license. Actual results could differ from those estimates.

Foreign currency translation and risks

(d)                 Foreign currency translation and risks

The accompanying consolidated financial statements have been expressed in RMB, the Company’s reporting currency.

The Company and ATA BVI’s functional currency is the USD. The functional currency of the Company’s PRC subsidiaries and VIE is the RMB.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting foreign exchange gains and losses are included in the consolidated statements of comprehensive income in the line item “Foreign currency exchange gains, net.”

Assets and liabilities of the Company and ATA BVI are translated into RMB using the applicable exchange rate at each balance sheet date. Revenues and expenses are translated into RMB at average rates prevailing during the year. The resulting foreign currency translation adjustments are recognized as a separate component of accumulated other comprehensive losses within equity.

For the convenience of the readers, the 2013 RMB amounts included in the accompanying consolidated financial statements have been translated into USD at the rate of USD1.00 = RMB6.2108, the noon buying rate in New York cable transfers of RMB per USD as set forth in the H.10 weekly statistical release of Federal Reserve Board, as of  March 31, 2013. No representation is made that the RMB amounts could have been, or could be, converted into USD at that rate or at any other rate on March 31, 2013.

Commitments and contingencies

(e)                  Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims that cover a wide range of matters. Liabilities for such contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

Fair value measurements

(f)                    Fair value measurements

The Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Group determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

·                        Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

·                        Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

·                        Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The Group did not have any nonfinancial assets and liabilities that are measured at fair value on a nonrecurring basis as of March 31, 2012 and 2013.

The Company’s financial instruments consist of cash, accounts receivable, advances to third parties, employees and suppliers, which are included in the prepaid expenses and other current assets, other assets excluding deferred income tax assets, and accrued expenses and other payables, all of which have a carrying amount that approximate fair value because of the short maturity of these instruments.

Revenue recognition

(g)                 Revenue recognition

The Group’s revenues are principally derived from the provision of testing services, test-based educational services and test preparation solutions. The Group recognizes revenues when all of the following have occurred:

·                        persuasive evidence of an agreement with the customer exists;

·                        services have been performed and/or delivery of goods has occurred;

·                        the fees for services performed and/or price of goods sold are fixed or determinable; and

·                        collectibility of the fees and/or sales proceeds is reasonably assured.

The application of the above criteria for revenue recognition for each type of service or product is as follows:

i)                       Testing services

Fees for testing services are recognized upon the completion of the exam by the test taker since the Group has no significant future involvement after the completion of the examination. Fees received in advance of test delivery are recorded as deferred revenue.

ii)                    Test preparation and training solutions

The Group derives test preparation and training solutions revenues from online test preparation and training service and online training platform development and maintenance service.

a)             Online test preparation and training service fees

The Group sells online training to end users directly or through distributors on a consignment basis. The online training entitles end users to access online test preparation and training services during a specified service period, which normally ranges between 90 to 365 days from activation.

Online training revenue is recognized on a straight-line basis over the service period commencing at the point of time the online training is activated. If the online training sold to end users is not activated before the expiration date, related online service revenue is recognized on the expiration date. For online training granted with fixed online hours, the Group compares the revenue recognized to the actual completion status, and makes any revenue adjustments to reflect the actual completion status.

The Group is not contractually obligated to accept, nor has the Group historically accepted, returns from end users.

b)             Online training platform development and maintenance service fees

The Group develops online training platform based on customer’s requirements and provides maintenance services during the contract period. The online training platform enables end users to participate online training courses.

Fees from online training platform development and maintenance service are recognized, when the platform has been delivered, collectibility is reasonably assured, and on a straight-line basis over the contractual period.

iii)                 Other revenue

a)             Test-based educational services

Fees from educational institutions for degree major course programs are recognized, when collectibility is reasonably assured, on a straight-line basis over the contractual period , which typically starts in the month of September and ends in the month of June or August of the following year, or 10 to 12 months.

Fees from educational institutions for single course programs are recognized on a straight-line basis over the expected service period or the contractual period, whichever is longer. At the end of each reporting period upon the closing of the Group’s financial records, the Group compares the revenue recognized at the onset of the contracts to the actual completion status of each contract, on a contract by contract basis, and makes any revenue adjustments to reflect the actual completion status.

Fees are not refundable if the student fails to complete one or more of the courses or the entire degree major course programs or fails any of the exams.

b)             Licensing fees from authorized test centers

The Group receives a fixed fee for a perpetual license or an initial fee plus continuing annual fees for renewable annual licenses that provide authorized test centers the right to use the Group’s brand name and E-testing platform.

The Group is obligated to provide ongoing technical support and unspecific system upgrades; and to provide training to authorized test centers’ staff. Initial fees for renewable annual license and fixed fees for perpetual licenses are recognized on a straight-line basis over the expected licensing period of 10 years, which is the period the Group is expected to have continuing involvement with the authorized test centers. Management estimates the expected licensing period based on its historical retention experience, factoring in the expected level of future competition, the risk of technological obsolescence, technological innovation, and the expected changes in the education training environment.

c)              Test development services

Test development service fees are recognized upon the acceptance of the developed tests by the customer. The period to develop the tests is short, generally within two to six months from commencement of development.

d)             Test administration software products

Test administration software products sales are recognized upon delivery and when collectibility is reasonably assured.

iv)                Business tax and value added tax (“VAT”)

Prior to September 1, 2012, revenue is recorded, net of business tax. Business tax is levied on the Group’s service-related revenues generated in the PRC at 5%.

From September 1, 2012, pursuit to the new PRC tax law, the Company’s business is subject to VAT instead of business tax. From September 1, 2012, revenue is recorded, net of VAT. VAT collected from customers, net of VAT paid for purchases, is recorded as a liability in the balance sheet until it is paid to the tax authorities. VAT is levied on the Group’s service-related revenues generated in the PRC at 6%.

Cost of revenues

(h)                 Cost of revenues

Cost of revenues consists primarily of cost of test monitoring, royalty fees for IT vendors and test sponsor licensing arrangements, cost of inventories, payroll compensation, technical support, and other related costs, which are directly attributable to the rendering of services and delivery of goods.

The test monitoring costs are recognized upon completion of examinations based on actual number of test takers. Royalty fees are recognized as cost of revenues based on actual usage according to contract provisions.

The test monitoring costs and royalty fees for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Year Ended March 31,
	2011	2012	2013
	RMB	RMB	RMB

Test monitoring costs	85,375,463	88,232,358	129,127,028
Royalty fees	17,561,272	22,032,654	15,594,990

Research and development costs

(i)                    Research and development costs

Research and development costs primarily consist of software developed for internal use and software developed for sale.

i)                      Software developed for internal use

The Group expenses all costs that are incurred in connection with the planning and implementation phases of the development of software. Costs incurred in the development phase are capitalized and amortized over the estimated product life. No costs were capitalized for any of the periods presented.

ii)                  Software developed for sale

Costs incurred internally in researching and developing a computer software product are charged to expense as research and development costs prior to technological feasibility being established for the product. Once technological feasibility is established, all computer software costs are capitalized until the product is available for general release to customers. Technological feasibility is established upon completion of all the activities that are necessary to substantiate that the computer software product can be produced in accordance with its design specifications, including functions, features, and technical performance requirements. No costs were capitalized for any of periods presented.

Income taxes

(j)                    Income taxes

Income taxes are accounted for under the asset and liability method. Under this method, deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax loss carryforwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax status is recognized in income in the period that includes the enactment date or the date of change in tax status. A valuation allowance is provided to reduce the amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.

The Group recognizes in the consolidated financial statements the impact of a tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

The Group’s accounting policy is to accrue interest and penalties related to unrecognized tax benefits, if and when required, as interest expense and a component of general and administrative expenses, respectively in the consolidated statements of comprehensive income.

Share-based payment

(k)                 Share-based payment

The Group measures the cost of employee share options or similar equity instruments based on the grant date fair value of the award and recognizes that cost over the period during which an employee is required to provide services in exchange for the award, which generally is the vesting period. When no future services are required to be performed by the employee in exchange for an award of equity instruments, and if such award does not contain a performance or market condition, the cost of the award is expensed on the grant date. When there is a modification of the terms and conditions of an award of equity instruments, the Company measures the pre-modification and post-modification fair value of the equity instruments as of the modification date and recognizes the incremental value as compensation cost over the remaining service period.

When there is a change in the grantee status from an employee to a non-employee, if grantee retains the awards on a change in status and continues to provide substantive services to the Group, the change in status results in a new measurement date for the unvested awards with compensation costs measured as if the awards were newly issued to the grantee on the date of the change in status. If grantee retains the awards on a change in status and is not required to provide substantive services to the grantor subsequent to that change in status, the change in status is, in substance, an acceleration of the vesting of the arrangement.

Cash	(l) Cash Cash consists of cash on hand and cash in banks. None of the Group’s cash is restricted from withdrawal.
Accounts receivable

(m)              Accounts receivable

Accounts receivable include amounts billed at the invoiced amount.

The allowance for doubtful accounts is the management’s best estimate of the amount of probable credit losses resulting from the inability of the Group’s customers to make required payments. The allowance for doubtful accounts is based on a review of specifically identified accounts, aging data and historical collection pattern. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group does not have any off-balance-sheet credit exposure related to its customers.

Inventories

(n)                 Inventories

Inventories include textbooks, exam papers and low value consumables. Inventories are stated at the lower of cost or market value. Cost is determined using the first-in, first-out method. Adjustments are recorded to write down the carrying amount of any obsolete and excess inventory to its estimated net realizable value based on historical and forecasted demand. Provisions to write-down the carrying amount of obsolete inventory to its estimated net realizable value amounted to of RMB2,033,211, RMB nil and RMB nil for the years ended March 31, 2011, 2012 and 2013, respectively, and were recorded as cost of revenues in the consolidated statements of comprehensive income.

Property and equipment, net

(o)                 Property and equipment, net

Property and equipment is stated at historical cost.

Depreciation is recognized over the following useful lives on the straight-line method, taking into consideration the assets’ estimated salvage value:

Building	30 years
Computer equipment	5 years
Furniture, fixtures and office equipment	5 years
Software	3 to 5 years
Motor vehicles	5 years
Leasehold improvements	the shorter of the lease terms or 5 years

Intangible assets

(p)                 Intangible assets

Intangible assets acquired are initially recognized and measured at fair value and are amortized on a straight-line basis over their respective estimated useful lives, which range from 3 to 12 years. The Company has no intangible assets with indefinite useful lives.

Impairment of long-lived assets, excluding goodwill

(q)                 Impairment of long-lived assets, excluding goodwill

Long-lived assets, such as property and equipment, and purchased intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. No impairment of long-lived assets was recognized for any of the periods presented.

Goodwill

(r)                   Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill is reviewed for impairment at least annually. In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment, which provides an entity the option to perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount prior to performing the two-step goodwill impairment test. If this is the case, the two-step goodwill impairment test is required. If it is more-likely-than-not that the fair value of a reporting is greater than its carrying amount, the two-step goodwill impairment test is not required. The Company adopted this guidance in the year ended March 31, 2013.

If the two-step goodwill impairment test is required, first, the fair value of the reporting unit is compared with its carrying amount (including goodwill). If the fair value of the reporting unit is less than its carrying amount, an indication of goodwill impairment exists for the reporting unit and the entity must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Fair value of the reporting unit is determined using a discounted cash flow analysis. If the fair value of the reporting unit exceeds its carrying amount, step two does not need to be performed.

The Company performs its annual impairment review of goodwill at March 31, and when a triggering event occurs between annual impairment tests. No impairment loss was recorded for any of the periods presented.

Employee benefit plans

(s)                   Employee benefit plans

As stipulated by the regulations of the PRC, the Company’s PRC subsidiaries are required to contribute to various defined contribution plans, organized by municipal and provincial governments on behalf of their employees. The contributions to these plans are based on certain percentages of the employee’s standard salary base as determined by the local Social Security Bureau. The Group has no other obligation for the payment of employee benefits associated with these plans beyond the annual contributions described above.

Employee benefit expenses recognized under these plans for the years ended March 31, 2011, 2012 and 2013 is allocated to the following expense items:

	Year Ended March 31,
	2011	2012	2013
	RMB	RMB	RMB
Cost of revenues	3,461,455	3,847,873	4,898,098
Research and development	3,553,612	3,694,142	4,214,374
Sales and marketing	3,649,029	3,551,100	5,269,923
General and administrative	2,109,344	2,206,793	2,608,307
Total employee benefit expenses	12,773,440	13,299,908	16,990,702

Earnings per share

(t)            Earnings per share

Basic earnings per share is computed by dividing net earnings by the weighted average number of common shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between common shares and other participating securities based on their participating rights in undistributed earnings. The Company’s nonvested shares relating to the share-based awards under the share incentive plan were considered participating securities since the holders of these securities have non-forfeitable rights to cash dividends.

Diluted earnings per share is calculated by dividing net earnings adjusted for the effect of dilutive common equivalent shares, if any, by the weighted average number of common and dilutive common equivalent shares outstanding during the year. Common equivalent shares consist of common shares issuable upon the exercise of outstanding share options (using the treasury stock method). Common equivalent shares in the diluted earnings per share computation are excluded to the effect that they would be anti-dilutive. In calculating the diluted earnings per share, the undistributed earnings are not reallocated to the participating securities and the common and dilutive common equivalent shares.

Segment reporting

(u)         Segment reporting

The Group has one operating segment, testing and training services. Substantially all of the Group’s operations and customers are located in the PRC. Consequently, no geographic information is presented.

Variable Interest Entity ("VIE")

(v)          Variable Interest Entity (“VIE”)

PRC regulations prohibit direct foreign ownership of business entities that engage in internet content provision (“ICP’’) services in the PRC. The Company and its subsidiaries are foreign owned business entities under the PRC law and accordingly are prohibited from providing ICP services in the PRC, including having ownership of entities engaged in providing such services. ATA Online provides ICP online test preparation services in the PRC.

The Group has no legal ownership interest in ATA Online. The legal ownership interests of ATA Online are held by Mr. Kevin Xiaofeng Ma, the Company’s co-founder, chairman and chief executive officer and Mr. Walter Lin Wang, the Company’s co-founder and director.

A series of contractual agreements, including loan agreements, a call option and cooperation agreement, an equity pledge agreement, a technical support agreement, a strategic consulting service agreement and a power of attorney (collectively, the “VIE Agreements”) were entered among ATA BVI, ATA Learning, ATA Online, Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang. As a result of the VIE Agreements and as described below, the financial statements of ATA Online are consolidated in the Company’s consolidated financial statements.

ATA Online is determined to be a VIE because although Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang are the equity holders of ATA Online, (i) their equity investment of RMB10 million in ATA Online was financed by the Group and (ii) they do not participate in any profit or loss of ATA Online.

Although the Group does not have an equity investment in ATA Online, the Group has other variable interests in ATA Online through, among others, (i) the Group’s subordinated loans to Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang (used by them to finance their equity investment in ATA Online) and other subordinated loans to ATA Online, (ii) the Group’s right, under the loan agreement, to receive all the dividends declared by ATA Online through its equity holders and (iii) the Group’s exclusive purchase option to acquire (or to have the Group’s designee acquire) 100% of the equity interest or assets in ATA Online for a consideration equal to the loans provided by the Group to Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang, to the extent permitted under PRC law. As a result of these variable interests, the Group has the obligation to absorb the expected losses and the right to receive expected residual returns of ATA Online.

Through the VIE Agreements, the Group has a controlling financial interest in ATA Online because the Group (i) has the power to direct activities of ATA Online that most significantly impact the economic performance of ATA Online; and (ii) the obligation to absorb the expected losses and the right to receive expected residual return of ATA Online that could potentially be significant to ATA Online.

Accordingly, the financial statements of ATA Online are consolidated in the Company’s consolidated financial statements. All of the equity (net assets) and net incomes or losses of ATA Online are attributed to the Company; therefore, non-controlling interest in ATA Online is not presented in the Company’s consolidated financial statements.

The key terms of these VIE Agreements are as follows:

Loan agreements: ATA BVI lent to ATA Online’s equity holders, Mr. Kevin Xiaofeng Ma, and Mr. Walter Lin Wang, interest free loans in the amount of RMB10 million for the sole purpose of investing in ATA Online as ATA Online’s registered capital. The equity holders of ATA Online can only repay the loans by transferring all of their legal ownership interest in ATA Online to ATA BVI or to a third party designated by ATA BVI. The equity holders of ATA Online are required to pay to ATA BVI all dividend received from ATA Online. The initial terms of the loans are ten years, which may be extended upon the agreement of ATA BVI and ATA Online’s equity holders. The approval of ATA Online is not required for the renewal of the loan agreements nor can ATA Online terminate the loan agreement during the contract term. ATA BVI lent RMB 1 million on October 27, 2006 and RMB 9 million on July 7, 2009. As of March 31, 2013, the remaining terms of the loan agreements are 3.6 years and 6.3 years for the loans of RMB 1 million and RMB 9 million, respectively, assuming no renewal of the agreement.

Technical support agreement: ATA Learning has the exclusive right to provide technical support services to ATA Online. ATA Online pays a quarterly service fee to ATA Learning. The service fees are mutually agreed by both parties, and are determined based on certain objective criteria such as the actual services required by ATA Online and the actual labor costs, as determined by the number of days and personnel involved, incurred by ATA Learning for providing the services during the relevant period. The term of this agreement is ten years, automatically renewable for successive one year terms unless ATA Learning notifies ATA Online of its intention not to renew 30 days before the relevant term expires. ATA Online may not terminate this agreement during its term or upon its expiration. The agreement was entered into on October 27, 2006 with a remaining term of 3.6 years as of March 31, 2013, assuming no renewal of the agreement.

Strategic consulting service agreement: ATA Learning provides ATA Online with strategic consulting and related services to ATA Online. The fees for these services are determined by ATA Learning and calculated monthly but paid quarterly based on actual time spent providing the services. ATA Learning has the right to adjust the fees payable by ATA Online in accordance with its performance. The term of this agreement is twenty years, automatically renewable for successive one year terms unless ATA Learning notifies ATA Online of its intention not to renew 30 days before the relevant term expires. ATA Online can only terminate this agreement if ATA Learning fails to perform its obligation under this agreement. The agreement was entered into on October 27, 2006 with a remaining term of 13.6 years as of March 31, 2013, assuming no renewal of the agreement.

For the years ended March 31, 2011, 2012 and 2013, the Company billed RMB nil, RMB nil and RMB 12.6 million to ATA Online based on the technical support agreement and strategic consulting service agreement. As of March 31, 2011, 2012 and 2013, RMB nil, RMB nil and RMB 12.6 million was collected.

Call option and cooperation agreement: Through the call option and cooperation agreement entered into among ATA BVI, ATA Online and its equity holders, ATA BVI or any party designated by ATA BVI, has an exclusive purchase option to acquire the equity interest in ATA Online from its equity holders or acquire ATA Online’s assets at any time when permitted by applicable Chinese laws and regulations. The proceeds from the exercise of the call option will be applied to repay the loans under the loan agreements described above. Further, without ATA BVI’s prior written consent, ATA Online or its equity holders cannot sell, assign, mortgage or dispose any of ATA Online’s assets or operation, cannot enter into any transaction which may materially affect ATA Online’s assets, liability, operation, equity or other legal rights, and cannot distribute any dividend to its equity holders. ATA BVI is also obligated to provide financial support to ATA Online’s operation to which ATA BVI has no recourse right if ATA Online cannot repay such financing due to its losses. This agreement has an indefinite term and can only be terminated with the unanimous consent of all parties, except that ATA BVI may terminate this agreement with 30 days prior notice to the other parties.

Equity pledge agreement: To secure the payment obligations of ATA Online under the technical support agreement and the strategic consulting service agreement described above, ATA Online’s equity holders have pledged to ATA Learning their entire equity ownership interests in ATA Online. Under this agreement, equity holders of ATA Online may not transfer the pledged equity interest without ATA Learning’s prior written consent. This agreement will also be binding upon successors of the pledgor and transferees of the pledged equity interest. The term of the pledge is the same as the term of the strategic consulting service agreement. ATA Online may terminate this agreement upon the completion of its contractual obligations under the technical support agreement and the strategic consulting service agreement as described above. As of March 31, 2013, the remaining term of this agreement is 13.6 years, assuming no renewal of the strategic consulting service agreement.

Power of attorney: Each of Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang signed a power of attorney, on March 27, 2013 and April 3, 2013 respectively, with ATA Learning to exclusively assign their rights as an shareholder of ATA Online to ATA Learning, including but not limited to voting right and right to appoint director and executive management of ATA Online. The assignment of the shareholder’s rights is legally binding, irrevocable. The agreement is retrospectively effective when the call option and cooperation agreement and equity pledge agreement were effective and remains effective as long as the call option and cooperation agreement and equity pledge agreement are effective.

Risks and uncertainties of the VIE Agreements: The Company relies on the VIE Agreements to operate and control ATA Online. However, these contractual arrangements may not be as effective as direct equity ownership in providing the Company with control over ATA Online. Any failure by ATA Online or its equity holders to perform their obligations under the VIE Agreements would have a material adverse effect on the financial position and financial performance of the Company. All the VIE Agreements are governed by PRC law and provide for the resolution of disputes through arbitration in the PRC. Accordingly, these contracts would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. The legal system in the PRC is not as developed as some other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements. In addition, if the legal structure and the VIE Agreements were found to be in violation of any existing or future PRC laws and regulations, the Company may be subject to fines or other legal or administrative sanctions.

In the opinion of management, based on the legal opinion obtained from the Company’s PRC legal counsel, the above contractual arrangements are legally binding and enforceable and do not violate current PRC laws and regulations. However, there are uncertainties regarding the interpretation and application of existing and future PRC laws and regulations.

Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and the VIE Agreements are found to be in violation of any existing or future PRC laws and regulations, the PRC government could:

·                  revoke the Company’s business and operating licenses;

·                  levy fines on the Company;

·                  confiscate any of the Company’s income that they deem to be obtained through illegal operations;

·                  shut down a portion or all of the Company’s servers or block a portion or all of the Company’s web site;

·                  discontinue or restrict the Company’s operations in the PRC;

·                  impose conditions or requirements with which the Company may not be able to comply;

·                  require the Company to restructure the Company’s corporate and contractual structure;

·                  take other regulatory or enforcement actions that could be harmful to the Company’s business.

If the imposition of any of these government actions, or any inability to enforce the contractual arrangements upon a breach, causes the Company to lose its ability to direct the activities of ATA Online or receive substantially all the economic benefits and residual returns from ATA Online and the Company is not able to restructure its ownership structure and operations in a satisfactory manner, the Company would no longer be able to consolidate the financial results of ATA Online in the Company’s consolidated financial statements. Total assets, total liability, equity, net sales, net income and cash flows of the Company would be significantly less than the reported amount in the consolidated financial statements of the Company. In the opinion of management, the likelihood of loss in respect of the Company’s current ownership structure or VIE Agreements is remote based on current facts and circumstances.

The assets and liabilities of ATA Online as of March 31, 2012 and 2013 and the net revenue and net income (loss) for the years ended March 31, 2011, 2012 and 2013 are as follows:

	March 31,
	2012	2013
	RMB	RMB

Cash	26,474,179	12,118,865
Accounts receivable, net	12,839,077	11,441,392
Prepayment and other current assets	1,260,738	3,395,536
Amounts due from related parties	—	29,562
Total current assets	40,573,994	26,985,355
Property and equipment, net	680,857	1,277,283
Total assets	41,254,851	28,262,638

Accrued expenses and other payables	4,785,359	5,058,492
Amounts due to related parties	4,213,631	1,804,678
Deferred revenue	854,095	493,284
Total liabilities	9,853,085	7,356,454

	Year ended March 31,
	2011	2012	2013
	RMB	RMB	RMB

Net revenue	21,022,662	49,782,361	24,960,260
Net income (loss)	3,590,196	25,782,832	(10,495,582)

Amounts due from related parties’ represent the amount due from ATA Inc.’s other subsidiaries, which are eliminated on consolidation.

Amounts due to related parties represent the amount due to ATA BVI and ATA Inc.’s other subsidiaries, which are eliminated on consolidation.

All of the assets of ATA Online can be used only to settle obligations of ATA Online. None of the assets of ATA Online has been pledged or collateralized. The creditors of ATA Online do not have recourse to the general credit of ATA BVI or the Company.

Recently issued accounting standards

(w)       Recently issued accounting standards

In June 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”), which amended accounting guidance related to presentation of comprehensive income. The standards update is intended to help financial statement users better understand the causes of an entity’s change in financial position and results of operation. The amendment eliminates the option to present components of other comprehensive income as part of the statement of changes in equity. The amendment requires that all non-owner changes in equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The guidance also requires that reclassification adjustments for items that are reclassified from other comprehensive income to net income be presented on the face of the financial statement where the components of net income and other comprehensive income are presented. In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (“ASU 2011-12”), which defers only those changes in ASU 2011-05 that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. ASU 2011-05 and ASU 2011-12 are effective for reporting periods beginning after December 15, 2011. The Company adopted the new guidance on April 1, 2012.

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU 2013-02”). The standard requires that companies present either in a single note or parenthetically on the face of the financial statements, the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source (e.g., the release due to cash flow hedges from interest rate contracts) and the income statement line items affected by the reclassification (e.g., interest income or interest expense). If a component is not required to be reclassified to net income in its entirety (e.g., the net periodic pension cost), companies would instead cross reference to the related footnote for additional information (e.g., the pension footnote). ASU 2013-02 is effective for interim and annual reporting periods beginning after December 15, 2012. The Company will adopt the provisions of the new guidance on April 1, 2013. The adoption will not have a material impact on its consolidated financial statements or related disclosures.

DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Tables)	12 Months Ended
Mar. 31, 2013
Net revenues | Customer concentration risk
Significant Concentrations and Risks
Schedule of significant concentrations and risks

Net revenues from customers that individually exceeded 10% of the Group’s net revenues are as follows:

	Year Ended March 31,
	2011		2012		2013
	RMB	%	RMB	%	RMB	%

Securities Association of China	115,742,065	38.1%	131,404,013	37.3%	84,244,267	23.0%
China Banking Association	51,681,348	17.0%	36,971,719	10.5%	60,573,979	16.5%
The Chinese Institute of Certified Public Accountants	—	—	—	—	54,255,662	14.8%

Accounts receivable | Credit concentration risk, customers and financial institutions
Significant Concentrations and Risks
Schedule of significant concentrations and risks

Accounts receivable, net from customers, that individually exceeded 10% of the Group’s accounts receivable are as follows:

	March 31,
	2012		2013
	RMB	%	RMB	%
Securities Association of China	25,579,897	31.3%	19,643,518	38.4%
China Customs Education and Training Center	9,863,856	12.1%	7,927,308	15.5%

Cash | Concentration of balances held at financial institutions
Significant Concentrations and Risks
Schedule of significant concentrations and risks

	March 31,
	2012	2013
	RMB	RMB
Financial institutions in the mainland of the PRC
— Denominated in Renminbi (“RMB”)	208,631,163	248,284,360
— Denominated in United Stated Dollars (“USD”)	719	719

Total cash balances held at mainland PRC financial institutions	208,631,882	248,285,079

Financial institutions in HKSAR of the PRC
— Denominated in RMB	45,917,908	16,662,994
— Denominated in Hong Kong Dollar	437,435	3,172,392
— Denominated in USD	2,177,482	21,909,250

Total cash balances held at HKSAR financial institutions	48,532,825	41,744,636

Total cash balances held at financial institutions	257,164,707	290,029,715

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of test monitoring costs and royalty fees
	Year Ended March 31,
	2011	2012	2013
	RMB	RMB	RMB

Test monitoring costs	85,375,463	88,232,358	129,127,028
Royalty fees	17,561,272	22,032,654	15,594,990

Schedule of property and equipment

Building	30 years
Computer equipment	5 years
Furniture, fixtures and office equipment	5 years
Software	3 to 5 years
Motor vehicles	5 years
Leasehold improvements	the shorter of the lease terms or 5 years

Schedule of allocation of recognized employee benefit expenses

	Year Ended March 31,
	2011	2012	2013
	RMB	RMB	RMB
Cost of revenues	3,461,455	3,847,873	4,898,098
Research and development	3,553,612	3,694,142	4,214,374
Sales and marketing	3,649,029	3,551,100	5,269,923
General and administrative	2,109,344	2,206,793	2,608,307
Total employee benefit expenses	12,773,440	13,299,908	16,990,702

Schedule of assets and liabilities and the net revenue and net income (loss) of ATA Online

	March 31,
	2012	2013
	RMB	RMB

Cash	26,474,179	12,118,865
Accounts receivable, net	12,839,077	11,441,392
Prepayment and other current assets	1,260,738	3,395,536
Amounts due from related parties	—	29,562
Total current assets	40,573,994	26,985,355
Property and equipment, net	680,857	1,277,283
Total assets	41,254,851	28,262,638

Accrued expenses and other payables	4,785,359	5,058,492
Amounts due to related parties	4,213,631	1,804,678
Deferred revenue	854,095	493,284
Total liabilities	9,853,085	7,356,454

	Year ended March 31,
	2011	2012	2013
	RMB	RMB	RMB

Net revenue	21,022,662	49,782,361	24,960,260
Net income (loss)	3,590,196	25,782,832	(10,495,582)

ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Mar. 31, 2013
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net
	March 31,
	2012	2013
	RMB	RMB
Accounts receivable	111,944,576	86,119,787
Less: allowance for doubtful accounts	(30,100,005)	(35,005,069)
Accounts receivable, net	81,844,571	51,114,718

Schedule of activities in the allowance for doubtful accounts

	Year Ended March 31,
	2011	2012	2013
	RMB	RMB	RMB
Beginning allowance for doubtful accounts	29,934,512	27,938,198	30,100,005
Additions charged to bad debt expense	2,235,627	2,350,990	9,140,062
Write-off of accounts receivable	(4,231,941)	(189,183)	(4,234,998)
Ending allowance for doubtful accounts	27,938,198	30,100,005	35,005,069

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Mar. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	March 31,
	2012	2013
	RMB	RMB
Prepaid business tax	287,925	—
Income tax receivable	4,934,777	—
Deferred income tax assets (note 10)	4,233,996	7,524,161
Advances to employees	1,090,425	1,022,036
Other current assets	5,509,994	5,079,466
Total prepaid expenses and other current assets	16,057,117	13,625,663

PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Mar. 31, 2013
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	March 31,
	2012	2013
	RMB	RMB

Building	53,049,213	53,049,213
Computer equipment	21,672,897	27,631,940
Furniture, fixtures and office equipment	516,794	572,567
Software	12,261,549	12,828,775
Motor vehicles	1,885,402	2,023,598
Leasehold improvements	9,018,139	10,204,808
	98,403,994	106,310,901
Less: accumulated depreciation and amortization	(38,513,688)	(45,000,211)
Property and equipment, net	59,890,306	61,310,690

Schedule of allocation of depreciation expense recognized

	Year Ended March 31,
	2011	2012	2013
	RMB	RMB	RMB

Cost of revenues	4,766,712	2,306,543	1,746,736
Research and development	676,394	362,720	876,166
Sales and marketing	706,316	238,776	726,239
General and administrative	4,635,651	5,611,387	4,754,001
Total depreciation expense	10,785, 073	8,519,426	8,103,142

INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Mar. 31, 2013
INTANGIBLE ASSETS, NET
Summary of company's intangible assets

	March 31, 2012
				Weighted
	Gross		Net	Average
	carrying	Accumulated	carrying	Amortization
	amount	amortization	amount	Period
	RMB	RMB	RMB	Years
ETS TOEIC license	24,126,706	(7,495,275)	16,631,431	10
Customer relationships	1,300,000	(334,165)	965,835	12
Total intangible assets	25,426,706	(7,829,440)	17,597,266

	March 31, 2013
				Weighted
	Gross		Net	Average
	carrying	Accumulated	carrying	Amortization
	amount	amortization	amount	Period
	RMB	RMB	RMB	Years
ETS TOEIC license	24,126,706	(9,901,334)	14,225,372	10
Customer relationships	1,300,000	(442,498)	857,502	12
Total intangible assets	25,426,706	(10,343,832)	15,082,874

ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Mar. 31, 2013
ACCRUED EXPENSES AND OTHER PAYABLES
Schedule of accrued expenses and other payables

	March 31,
	2012	2013
	RMB	RMB
Business and other taxes payable	4,701,736	6,276,692
Accrued payroll and welfare	17,688,960	15,684,309
Accrued test monitoring fees	12,379,899	14,946,724
Accrued certificates costs	8,126,036	2,593,694
Royalty fees payable	8,651,161	9,721,066
Income taxes payable	1,173,344	8,802,858
Other current liabilities	11,011,285	14,165,917
Total accrued expenses and other payables	63,732,421	72,191,260

DEFERRED REVENUES (Tables)	12 Months Ended
Mar. 31, 2013
DEFERRED REVENUES
Schedule of deferred revenues

	March 31,
	2012	2013
	RMB	RMB
Testing services	19,316,486	3,866,368
Test-based education services	5,178,840	1,131,246
Test preparation and training solutions	854,095	376,885
Other revenue — licensing fees from authorized test centers	4,362,115	3,614,738
Other revenue — others	721,668	1,031,584
Total deferred revenues	30,433,204	10,020,821

Representing:
Current deferred revenues	27,333,088	7,376,527
Non-current deferred revenues	3,100,116	2,644,294

NET REVENUES (Tables)	12 Months Ended
Mar. 31, 2013
NET REVENUES
Schedule of net revenues

	Year Ended March 31,
	2011	2012	2013
	RMB	RMB	RMB
Testing services	243,103,305	290,881,289	335,790,689
Test preparation and training solutions	15,426,587	26,996,054	11,343,066
Other revenue	45,373,919	34,208,217	19,541,740
Net revenues	303,903,811	352,085,560	366,675,495

INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2013
INCOME TAXES
Schedule of earnings before income taxes generated in jurisdictions

	Year Ended March 31,
	2011	2012	2013
	RMB	RMB	RMB
Cayman Islands and British Virgin Islands	(11,433,911)	(15,598,329)	(19,373,510)
PRC	34,500,214	85,778,881	49,586,482
Earnings before income taxes	23,066,303	70,180,552	30,212,972

Schedule of income tax expense (benefit)

	Year Ended March 31,
	2011	2012	2013
	RMB	RMB	RMB
PRC
Current expense	7,203,811	13,189,414	10,226,537
Deferred (benefit) expense	(3,891,524)	1,149,668	(3,221,555)
Total income tax expense	3,312,287	14,339,082	7,004,982

Schedule of difference between actual income tax expense and amount computed by applying the PRC statutory income tax rate to earnings before income taxes

	Year Ended March 31,
	2011	2012	2013
	RMB	RMB	RMB
Computed “expected” income tax expense	5,766,576	17,545,138	7,553,243
Decrease in valuation allowance	(1,379,408)	(2,035,788)	(735,773)
Preferential income tax rate	(4,486,178)	(8,301,350)	(7,069,673)
Entities not subject to income tax	1,695,485	833,483	1,624,864
Non-deductible expenses
Entertainment	1,308,601	1,344,639	1,213,569
Share-based compensation	1,162,993	3,066,099	3,218,514
Bad debt loss	—	47,296	1,058,750
Changes in tax rates	—	2,032,901	429,667
Tax rate differential	(1,503,124)	(53,254)	1,977,043
Prior year tax return true up	450,139	—	—
Additional deduction of research and development costs	—	(371,754)	(2,309,671)
Other	297,203	231,672	44,449
Actual income tax expense	3,312,287	14,339,082	7,004,982

Schedule of components of deferred income tax assets and liabilities

	March 31,
	2012	2013
	RMB	RMB
Deferred income tax assets:
Tax loss carryforwards	479,411	2,876,488
Property and equipment, net	1,859,136	1,709,276
Allowance for doubtful accounts	912,399	1,592,868
Write-down of inventories	579,644	317,163
Accrued expenses and other payables	4,021,629	3,796,164
Total gross deferred income tax assets	7,852,219	10,291,959
Less: valuation allowance	(1,657,524)	(921,751)
Net deferred income tax assets	6,194,695	9,370,208
Deferred income tax liabilities:
Intangible assets acquired in JDX acquisition:
Customer relationships	241,494	195,452
Total gross deferred income tax liabilities	241,494	195,452
Net deferred income tax assets	5,953,201	9,174,756

Schedule of current and non-current deferred income tax assets and liabilities

	March 31,
	2012	2013
	RMB	RMB
Current deferred income tax assets, included in prepaid expenses and other current assets	4,233,996	7,524,161
Non-current deferred income tax assets, included in other assets	1,859,136	1,709,276
Non-current deferred income tax liabilities	(139,931)	(58,681)
Net deferred income tax assets	5,953,201	9,174,756

SHARE BASED COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2013
SHARE BASED COMPENSATION
Schedule of stock options activity

		Weighted	Weighted	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual	value
	shares	USD	Years	USD
Outstanding as of March 31, 2010	3,413,251	2.98
Granted	—	—
Exercised	(43,884)	3.60
Forfeited	(225)	3.60
Expired	(106,492)	3.32
Outstanding as ofMarch 31, 2011	3,262,650	2.96
Granted	—	—
Exercised	(27,864)	3.60
Forfeited	—	—
Expired	(446,444)	3.60
Outstanding as ofMarch 31, 2012	2,788,342	2.85
Granted	—	—
Exercised	—	—
Forfeited	—	—
Expired	(41,000)	3.60
Outstanding as ofMarch 31, 2013	2,747,342	2.84
Vested and expected to vest as of March 31, 2013	2,747,342	2.84	3.1	Nil
Exercisable as of March 31, 2013	2,672,342	2.86	3.0	Nil

Schedule of information relating to options outstanding and exercisable

Options outstanding as of March 31, 2013			Options exercisable as of March 31, 2013
	Exercise	Remaining		Exercise	Remaining
Number of	Price	Contractual	Number	Price	Contractual
Shares	per Share	Life	of Shares	per Share	Life
	USD	Years		USD	Years
1,312,600	2.26	2.1	1,312,600	2.26	2.1
674,000	3.60	2.7	674,000	3.60	2.7
250,000	3.60	3.6	250,000	3.60	3.6
101,000	3.60	4.7	101,000	3.60	4.7
100,000	4.75	4.5	100,000	4.75	4.5
9,742	2.69	5.9	9,742	2.69	5.9
300,000	2.12	7.0	225,000	2.12	7.0
2,747,342	2.84	3.1	2,672,342	2.86	3.0

SHARE BASED COMPENSATION
Summary of the nonvested share activities

		Weighted average
	Number	grant date
	of shares	fair value
		USD
Outstanding at March 31, 2010	431,049	2.943
Granted	20,000	1.655
Vested	(120,121)	2.865
Forfeited	(24,928)	2.209
Outstanding at March 31, 2011	306,000	2.949
Granted	1,060,000	4.963
Vested	(116,245)	2.076
Forfeited	(103,005)	4.470
Outstanding at March 31, 2012	1,146,750	4.788
Granted	100,000	4.030
Vested	(334,250)	4.423
Forfeited	(17,500)	3.807
Outstanding at March 31, 2013	895,000	4.858

Options
SHARE BASED COMPENSATION
Schedule of allocation of recognized compensation expense

	Year Ended March 31,
	2011	2012	2013
	RMB	RMB	RMB
Cost of revenues	568	—	—
Research and development	1,450	—	—
Sales and marketing	6,897	42,914	—
General and administrative	1,636,369	547,231	306,659
Total share based compensation expense	1,645,284	590,145	306,659

Nonvested shares
SHARE BASED COMPENSATION
Schedule of allocation of recognized compensation expense

	Year Ended March 31,
	2011	2012	2013
	RMB	RMB	RMB
Cost of revenues	140,900	71,691	21,813
Research and development	194,527	189,462	308,577
Sales and marketing	595,713	344,226	702,683
General and administrative	2,075,547	11,068,873	10,239,490
Total share based compensation expense	3,006,687	11,674,252	11,272,563

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2013
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating leases
Minimum
Lease Amount
RMB
Year ended:
March 31, 2014	5,859,831
March 31, 2015	2,368,911
March 31, 2016	1,963,867
March 31, 2017	—
March 31, 2018	—
10,192,609

EARNINGS PER COMMON SHARE (Tables)	12 Months Ended
Mar. 31, 2013
EARNINGS PER COMMON SHARE
Schedule of basic and diluted earnings per common share

	Year Ended March 31,
	2011	2012	2013
	RMB	RMB	RMB
Numerator:
Net earnings	19,754,016	55,841,470	23,207,990
Less: Dividends paid to participating securities	—	(1,476,269)	(525,049)
Net earnings attributable to participating securities	(162,360)	—	—
Net earnings available to common shareholders	19,591,656	54,365,201	22,682,941
Denominator:
Denominator for basic earnings per share:
Weighted average common shares outstanding	44,469,182	44,713,418	44,967,823
Plus: Incremental shares issuable upon exercise of share options	—	951,469	147,794
Denominator for diluted earnings per share	44,469,182	45,664,887	45,115,617
Basic earnings per common share	0.44	1.22	0.50
Diluted earnings per common share	0.44	1.19	0.50

Summary of potential common shares outstanding excluded from the calculation of diluted earnings per share
	Year ended March 31,
	2011	2012	2013
Shares issuable under share options	3,262,650	100,000	1,134,742

ATA INC (Parent Company) (Tables)	12 Months Ended
Mar. 31, 2013
ATA INC. ("Parent Company")
Schedule of condensed balance sheets

Condensed Balance Sheets

	March 31,
	2012	2013	2013
	RMB	RMB	USD
Cash	48,532,826	41,744,636	6,721,298
Prepaid expenses and other current assets	840,201	464,873	74,849
Investments in subsidiaries	317,670,591	334,415,959	53,844,265
Total assets	367,043,618	376,625,468	60,640,412

Accrued expenses and other current liabilities	629,047	1,077,749	173,528
Total liabilities	629,047	1,077,749	173,528

Common shares	3,442,803	3,461,060	557,265
Treasury shares	—	(329,357)	(53,030)
Additional paid in capital	440,832,695	427,443,700	68,822,648
Accumulated other comprehensive loss	(26,004,399)	(26,379,146)	(4,247,302)
Accumulated deficit	(51,856,528)	(28,648,538)	(4,612,697)
Total shareholders’ equity	366,414,571	375,547,719	60,466,884
Total liabilities and shareholders’ equity	367,043,618	376,625,468	60,640,412

Schedule of condensed statements of comprehensive income

Condensed Statements ofComprehensive Income

	Year Ended March 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	USD

Operating expenses	(8,754,744)	(7,487,523)	(7,567,474)	(1,218,437)
Investment income	27,535,955	60,175,402	30,685,632	4,940,689
Interest income	97,045	377,333	112,656	18,139
Foreign currency exchange gains (losses), net	875,760	2,776,258	(22,824)	(3,675)
Earnings before income taxes	19,754,016	55,841,470	23,207,990	3,736,716
Income tax expense	—	—	—	—
Net income	19,754,016	55,841,470	23,207,990	3,736,716
Foreign currency translation adjustment, net of nil income taxes	(5,817,855)	(3,787,210)	(374,747)	(60,338)
Comprehensive income	13,936,161	52,054,260	22,833,243	3,676,378

Schedule of condensed statements of cash flows

Condensed Statements of Cash Flows

	Year Ended March 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	USD
Net cash used in operating activities	(8,122,776)	(4,529,639)	(6,675,424)	(1,074,809)
Cash flows from investing activities :
Collection from (advances to) subsidiaries	(5,139)	1,140,127	26,836,132	4,320,882
Net cash provided by (used in) investing activities	(5,139)	1,140,127	26,836,132	4,320,882

Cash flows from financing activities :
Proceeds from exercise of share options	—	631,844	—	—
Cash paid for employee individual income tax of net-settlement of vested shares	—	—	(913,453)	(147,075)
Cash paid for repurchase of common shares	—	—	(329,357)	(53,030)
Collection of receivable from shareholders	—	1,035,796	—	—
Special cash dividend	—	(63,634,726)	(25,331,341)	(4,078,595)
Net cash used in financing activities	—	(61,967,086)	(26,574,151)	(4,278,700)

Effect of foreign exchange rate changes on cash	(4,039,042)	(2,929,270)	(374,747)	(60,338)
Net decrease in cash	(12,166,957)	(68,285,868)	(6,788,190)	(1,092,965)
Cash at beginning of year	128,985,651	116,818,694	48,532,826	7,814,263
Cash at end of year	116,818,694	48,532,826	41,744,636	6,721,298

Supplemental disclosures of cash flow information :
Non-cash investing and financing activities:
Receivable from shareholders for exercise of common share options	1,035,796	—	—	—

DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Details)	12 Months Ended						12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2012 USD ($)	Mar. 31, 2010 CNY	Mar. 31, 2013 Net revenues Customer concentration risk Chinese government controlled entities CNY	Mar. 31, 2012 Net revenues Customer concentration risk Chinese government controlled entities CNY	Mar. 31, 2011 Net revenues Customer concentration risk Chinese government controlled entities CNY	Mar. 31, 2013 Net revenues Customer concentration risk Securities Association of China CNY	Mar. 31, 2012 Net revenues Customer concentration risk Securities Association of China CNY	Mar. 31, 2011 Net revenues Customer concentration risk Securities Association of China CNY	Mar. 31, 2013 Net revenues Customer concentration risk China Banking Association CNY	Mar. 31, 2012 Net revenues Customer concentration risk China Banking Association CNY	Mar. 31, 2011 Net revenues Customer concentration risk China Banking Association CNY	Mar. 31, 2013 Net revenues Customer concentration risk The Chinese Institute of Certified Public Accountants CNY	Mar. 31, 2013 Accounts receivable Credit concentration risk, customers and financial institutions Securities Association of China CNY	Mar. 31, 2012 Accounts receivable Credit concentration risk, customers and financial institutions Securities Association of China CNY	Mar. 31, 2013 Accounts receivable Credit concentration risk, customers and financial institutions China Customs Education and Training Center CNY	Mar. 31, 2012 Accounts receivable Credit concentration risk, customers and financial institutions China Customs Education and Training Center CNY	Mar. 31, 2013 Balances held at financial institutions CNY	Mar. 31, 2012 Balances held at financial institutions CNY	Mar. 31, 2013 Balances held at financial institutions PRC CNY	Mar. 31, 2012 Balances held at financial institutions PRC CNY	Mar. 31, 2013 Balances held at financial institutions PRC Denominated in Renminbi ("RMB") CNY	Mar. 31, 2012 Balances held at financial institutions PRC Denominated in Renminbi ("RMB") CNY	Mar. 31, 2013 Balances held at financial institutions PRC Denominated in United Stated Dollars ("USD") CNY	Mar. 31, 2012 Balances held at financial institutions PRC Denominated in United Stated Dollars ("USD") CNY	Mar. 31, 2013 Balances held at financial institutions HKSAR CNY	Mar. 31, 2012 Balances held at financial institutions HKSAR CNY	Mar. 31, 2013 Balances held at financial institutions HKSAR Denominated in Renminbi ("RMB") CNY	Mar. 31, 2012 Balances held at financial institutions HKSAR Denominated in Renminbi ("RMB") CNY	Mar. 31, 2013 Balances held at financial institutions HKSAR Denominated in Hong Kong Dollar CNY	Mar. 31, 2012 Balances held at financial institutions HKSAR Denominated in Hong Kong Dollar CNY	Mar. 31, 2013 Balances held at financial institutions HKSAR Denominated in United Stated Dollars ("USD") CNY	Mar. 31, 2012 Balances held at financial institutions HKSAR Denominated in United Stated Dollars ("USD") CNY
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Period in which PRC government pursuing economic reform policies	30 years	30 years
Significant Concentrations and Risks
Service fees							246,900,000	240,700,000	209,300,000
Net revenue	59,038,368	366,675,495	352,085,560	303,903,811						84,244,267	131,404,013	115,742,065	60,573,979	36,971,719	51,681,348	54,255,662
Percentage of concentration of risk							67.30%	68.40%	68.90%	23.00%	37.30%	38.10%	16.50%	10.50%	17.00%	14.80%	38.40%	31.30%	15.50%	12.10%
Accounts receivable, net	8,229,973	51,114,718	81,844,571														19,643,518	25,579,897	7,927,308	9,863,856
Cash balances	$ 46,697,642	290,029,715	257,167,696	268,058,194	$ 41,406,533	213,874,252															290,029,715	257,164,707	248,285,079	208,631,882	248,284,360	208,631,163	719	719	41,744,636	48,532,825	16,662,994	45,917,908	3,172,392	437,435	21,909,250	2,177,482

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (CNY)	7 Months Ended	12 Months Ended			29 Months Ended
	Mar. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Aug. 31, 2012
Foreign currency translation and risks
Rate for translation of balances of financial statements from RMB to US$	6.2108	6.2108
Revenue recognition
Business tax as a percentage of service-related revenues generated in PRC					5.00%
Value added tax rate (as a percent)	6.00%
Cost of revenues
Test monitoring costs		129,127,028	88,232,358	85,375,463
Royalty fees		15,594,990	22,032,654	17,561,272
Cash
Cash restricted from withdrawal	0	0
Inventories
Provisions to write-down the carrying amount of obsolete inventory to its estimated net realizable value				2,033,211
Software developed for internal use
Research and development costs
Capitalized costs for the period		0	0	0
Software developed for sale
Research and development costs
Capitalized costs for the period		0	0	0
Online test preparation and training service | Minimum
Revenue recognition
Period for which end users can access services		90 days
Online test preparation and training service | Maximum
Revenue recognition
Period for which end users can access services		365 days
Test-based education services | Minimum
Revenue recognition
Number of courses for which fees are not refundable if they are not completed		1
Test-based educational services for degree major course programs | Minimum
Revenue recognition
Period of revenue recognition		10 months
Test-based educational services for degree major course programs | Maximum
Revenue recognition
Period of revenue recognition		12 months
Licensing fees from authorized test centers
Revenue recognition
Period of revenue recognition		10 years
Test development services | Minimum
Revenue recognition
Period for development of tests		2 months
Test development services | Maximum
Revenue recognition
Period for development of tests		6 months

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Mar. 31, 2013
Property and equipment, net
Leasehold improvements, useful lives, if shorter than lease terms	5 years
Building
Property and equipment, net
Useful lives	30 years
Computer equipment
Property and equipment, net
Useful lives	5 years
Furniture, fixtures and office equipment
Property and equipment, net
Useful lives	5 years
Software | Minimum
Property and equipment, net
Useful lives	3 years
Software | Maximum
Property and equipment, net
Useful lives	5 years
Motor vehicles
Property and equipment, net
Useful lives	5 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (CNY)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Intangible assets
Intangible assets with indefinite useful lives	0
Impairment of long-lived assets, excluding goodwill
Impairment of long-lived assets, excluding goodwill	0	0	0
Goodwill
Goodwill impairment loss	0	0	0
Minimum
Intangible assets
Estimated useful lives	3 years
Maximum
Intangible assets
Estimated useful lives	12 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (CNY)	12 Months Ended
	Mar. 31, 2013 item	Mar. 31, 2012	Mar. 31, 2011
Employee benefit plans
Employee benefit expenses	16,990,702	13,299,908	12,773,440
Segment reporting
Number of operating segments	1
Cost of revenues
Employee benefit plans
Employee benefit expenses	4,898,098	3,847,873	3,461,455
Research and development
Employee benefit plans
Employee benefit expenses	4,214,374	3,694,142	3,553,612
Sales and marketing
Employee benefit plans
Employee benefit expenses	5,269,923	3,551,100	3,649,029
General and administrative
Employee benefit plans
Employee benefit expenses	2,608,307	2,206,793	2,109,344

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5)	12 Months Ended						12 Months Ended												12 Months Ended			12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2012 USD ($)	Mar. 31, 2010 CNY	Mar. 31, 2013 ATA Online CNY	Mar. 31, 2012 ATA Online CNY	Mar. 31, 2011 ATA Online CNY	Mar. 31, 2013 ATA Online Loan on October 27, 2006	Mar. 31, 2013 ATA Online Loan on July 7, 2009	Mar. 31, 2013 ATA Online Technical support agreement and strategic consulting service agreement CNY	Mar. 31, 2012 ATA Online Technical support agreement and strategic consulting service agreement CNY	Mar. 31, 2011 ATA Online Technical support agreement and strategic consulting service agreement CNY	Mar. 31, 2013 ATA Online Technical support agreement	Mar. 31, 2013 ATA Online Strategic consulting service agreement	Mar. 31, 2013 ATA Online Call option and cooperation agreement	Mar. 31, 2013 ATA Online Equity holders: Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang CNY	Mar. 31, 2013 ATA Online Equity holders: Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang Loan agreements CNY	Oct. 27, 2006 ATA Online Equity holders: Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang Loan on October 27, 2006 CNY	Jul. 07, 2009 ATA Online Equity holders: Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang Loan on July 7, 2009 CNY	Mar. 31, 2013 ATA Online Equity holders: Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang Equity pledge agreement
Variable Interest Entity
Legal ownership interest (as a percent)							0.00%
Equity investment by co-founders in Variable Interest Entity																		10,000,000
Percentage of equity interest that can be acquired as per exclusive purchase option							100.00%
Interest free loans to VIE's equity holders for the sole purpose of investing in VIE																			10,000,000	1,000,000	9,000,000
Term of agreement															10 years	20 years			10 years
Remaining term of agreement										3 years 7 months 6 days	6 years 3 months 18 days				3 years 7 months 6 days	13 years 7 months 6 days						13 years 7 months 6 days
Automatic renewal term of the agreement															1 year	1 year
Notice period prior to expiration of agreement															30 days	30 days	30 days
Amount billed												12,600,000
Amount collected												12,600,000
Assets and liabilities
Cash	46,697,642	290,029,715	257,167,696	268,058,194	41,406,533	213,874,252	12,118,865	26,474,179
Accounts receivable, net	8,229,973	51,114,718	81,844,571				11,441,392	12,839,077
Prepayment and other current assets	2,193,867	13,625,663	16,057,117				3,395,536	1,260,738
Amounts due from related parties							29,562
Total current assets	57,121,482	354,770,096	355,069,384				26,985,355	40,573,994
Property and equipment, net	9,871,625	61,310,690	59,890,306				1,277,283	680,857
Total assets	73,713,287	457,818,481	460,720,127				28,262,638	41,254,851
Accrued expenses and other payables	11,623,504	72,191,260	63,732,421				5,058,492	4,785,359
Amounts due to related parties							1,804,678	4,213,631
Deferred revenues	1,187,694	7,376,527	27,333,088				493,284	854,095
Total liabilities	13,246,403	82,270,762	94,305,556				7,356,454	9,853,085
Net revenue and net income (loss)
Net revenue	59,038,368	366,675,495	352,085,560	303,903,811			24,960,260	49,782,361	21,022,662
Net income (loss)	3,736,716	23,207,990	55,841,470	19,754,016			(10,495,582)	25,782,832	3,590,196
Assets pledged or collateralized							0

ACCOUNTS RECEIVABLE, NET (Details)	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY
ACCOUNTS RECEIVABLE, NET
Accounts receivable		86,119,787	111,944,576
Less: allowance for doubtful accounts		(35,005,069)	(30,100,005)	(27,938,198)
Accounts receivable, net	8,229,973	51,114,718	81,844,571
Activity in allowance for doubtful accounts for accounts receivable
Beginning allowance for doubtful accounts		30,100,005	27,938,198	29,934,512
Additions charged to bad debt expense	1,471,640	9,140,062	2,350,990	2,235,627
Write-off of accounts receivable		(4,234,998)	(189,183)	(4,231,941)
Ending allowance for doubtful accounts		35,005,069	30,100,005	27,938,198

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid business tax			287,925
Income tax receivable			4,934,777
Deferred income tax assets		7,524,161	4,233,996
Advances to employees		1,022,036	1,090,425
Other current assets		5,079,466	5,509,994
Total prepaid expenses and other current assets	$ 2,193,867	13,625,663	16,057,117

PROPERTY AND EQUIPMENT, NET (Details)	12 Months Ended				12 Months Ended
	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2013 USD ($)	Mar. 31, 2013 Cost of revenues CNY	Mar. 31, 2012 Cost of revenues CNY	Mar. 31, 2011 Cost of revenues CNY	Mar. 31, 2013 Research and development CNY	Mar. 31, 2012 Research and development CNY	Mar. 31, 2011 Research and development CNY	Mar. 31, 2013 Sales and marketing CNY	Mar. 31, 2012 Sales and marketing CNY	Mar. 31, 2011 Sales and marketing CNY	Mar. 31, 2013 General and administrative CNY	Mar. 31, 2012 General and administrative CNY	Mar. 31, 2011 General and administrative CNY	Mar. 31, 2013 Building CNY	Mar. 31, 2012 Building CNY	Mar. 31, 2013 Computer equipment CNY	Mar. 31, 2012 Computer equipment CNY	Mar. 31, 2013 Furniture, fixtures and office equipment CNY	Mar. 31, 2012 Furniture, fixtures and office equipment CNY	Mar. 31, 2013 Software CNY	Mar. 31, 2012 Software CNY	Mar. 31, 2013 Motor vehicles CNY	Mar. 31, 2012 Motor vehicles CNY	Mar. 31, 2013 Leasehold improvements CNY	Mar. 31, 2012 Leasehold improvements CNY
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	106,310,901	98,403,994															53,049,213	53,049,213	27,631,940	21,672,897	572,567	516,794	12,828,775	12,261,549	2,023,598	1,885,402	10,204,808	9,018,139
Less: accumulated depreciation and amortization	(45,000,211)	(38,513,688)
Property and equipment, net	61,310,690	59,890,306		9,871,625
Total depreciation expense	8,103,142	8,519,426	10,785,073		1,746,736	2,306,543	4,766,712	876,166	362,720	676,394	726,239	238,776	706,316	4,754,001	5,611,387	4,635,651

INTANGIBLE ASSETS, NET (Details) (CNY)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
INTANGIBLE ASSETS, NET
Gross carrying amount	25,426,706	25,426,706
Accumulated amortization	(10,343,832)	(7,829,440)
Net carrying amount	15,082,874	17,597,266
Amortization expenses	2,514,392	2,758,838	2,850,487
Estimated amortization expense
2014	2,514,392
2015	2,514,392
2016	2,514,392
2017	2,514,392
2018	2,514,392
ETS TOEIC license
INTANGIBLE ASSETS, NET
Gross carrying amount	24,126,706	24,126,706
Accumulated amortization	(9,901,334)	(7,495,275)
Net carrying amount	14,225,372	16,631,431
Weighted Average Amortization Period	10 years	10 years
Customer relationships
INTANGIBLE ASSETS, NET
Gross carrying amount	1,300,000	1,300,000
Accumulated amortization	(442,498)	(334,165)
Net carrying amount	857,502	965,835
Weighted Average Amortization Period	12 years	12 years

ACCRUED EXPENSES AND OTHER PAYABLES (Details)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY
ACCRUED EXPENSES AND OTHER PAYABLES
Business and other taxes payable		6,276,692	4,701,736
Accrued payroll and welfare		15,684,309	17,688,960
Accrued test monitoring fees		14,946,724	12,379,899
Accrued certificates costs		2,593,694	8,126,036
Royalty fees payable		9,721,066	8,651,161
Income taxes payable		8,802,858	1,173,344
Other current liabilities		14,165,917	11,011,285
Total accrued expenses and other payables	$ 11,623,504	72,191,260	63,732,421

DEFERRED REVENUES (Details)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2013 Testing services CNY	Mar. 31, 2012 Testing services CNY	Mar. 31, 2013 Test-based education services CNY	Mar. 31, 2012 Test-based education services CNY	Mar. 31, 2013 Test preparation and training solutions CNY	Mar. 31, 2012 Test preparation and training solutions CNY	Mar. 31, 2013 Other revenue - licensing fees from authorized test centers CNY	Mar. 31, 2012 Other revenue - licensing fees from authorized test centers CNY	Mar. 31, 2013 Other revenue - others CNY	Mar. 31, 2012 Other revenue - others CNY
DEFERRED REVENUES
Total deferred revenues		10,020,821	30,433,204	3,866,368	19,316,486	1,131,246	5,178,840	376,885	854,095	3,614,738	4,362,115	1,031,584	721,668
Representing:
Current deferred revenues	1,187,694	7,376,527	27,333,088
Non-current deferred revenues	$ 425,757	2,644,294	3,100,116

NET REVENUES (Details)	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2013 Testing services CNY	Mar. 31, 2012 Testing services CNY	Mar. 31, 2011 Testing services CNY	Mar. 31, 2013 Test preparation and training solutions CNY	Mar. 31, 2012 Test preparation and training solutions CNY	Mar. 31, 2011 Test preparation and training solutions CNY	Mar. 31, 2013 Other revenue CNY	Mar. 31, 2012 Other revenue CNY	Mar. 31, 2011 Other revenue CNY	Mar. 31, 2013 Test-based education services CNY	Mar. 31, 2012 Test-based education services CNY	Mar. 31, 2011 Test-based education services CNY	Mar. 31, 2013 Product sales CNY	Mar. 31, 2012 Product sales CNY	Mar. 31, 2011 Product sales CNY
NET REVENUES
Net revenue	$ 59,038,368	366,675,495	352,085,560	303,903,811	335,790,689	290,881,289	243,103,305	11,343,066	26,996,054	15,426,587	19,541,740	34,208,217	45,373,919	6,778,429	12,614,294	25,727,038	1,095,370	788,062	478,468

INCOME TAXES (Details) (CNY)	12 Months Ended			63 Months Ended	3 Months Ended	27 Months Ended	36 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	15 Months Ended	36 Months Ended	12 Months Ended	21 Months Ended	3 Months Ended	15 Months Ended	36 Months Ended	12 Months Ended	21 Months Ended	3 Months Ended	15 Months Ended	36 Months Ended	12 Months Ended	21 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013 PRC	Mar. 31, 2011 PRC ATA Testing	Mar. 31, 2013 PRC ATA Testing	Dec. 31, 2010 PRC ATA Testing	Dec. 31, 2013 PRC ATA Testing Future	Dec. 31, 2014 PRC ATA Testing Future	Mar. 31, 2012 PRC ATA Learning	Mar. 31, 2013 PRC ATA Learning	Dec. 31, 2011 PRC ATA Learning	Dec. 31, 2015 PRC ATA Learning Future	Dec. 31, 2014 PRC ATA Learning Future	Mar. 31, 2012 PRC ATA Online	Mar. 31, 2013 PRC ATA Online	Dec. 31, 2011 PRC ATA Online	Dec. 31, 2015 PRC ATA Online Future	Dec. 31, 2014 PRC ATA Online Future	Mar. 31, 2012 PRC Beijing JDX	Mar. 31, 2013 PRC Beijing JDX	Dec. 31, 2011 PRC Beijing JDX	Dec. 31, 2015 PRC Beijing JDX Future	Dec. 31, 2014 PRC Beijing JDX Future
Income Taxes
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%				25.00%	25.00%			25.00%		25.00%			25.00%		25.00%			25.00%
Preferential tax rate as a high and new technology enterprise (as a percent)				15.00%		15.00%	15.00%	15.00%			15.00%	15.00%		15.00%		15.00%	15.00%		15.00%		15.00%	15.00%		15.00%
Withholding tax rate for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC (as a percent)				10.00%
Undistributed earnings generated by the PRC consolidated entities	142,455,116
Unrecognized deferred income tax liability related to undistributed earnings	14,245,512

INCOME TAXES (Details 2)	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY
INCOME TAXES
Cayman Islands and British Virgin Islands		(19,373,510)	(15,598,329)	(11,433,911)
PRC		49,586,482	85,778,881	34,500,214
Earnings before income taxes	4,864,587	30,212,972	70,180,552	23,066,303
Current expense		10,226,537	13,189,414	7,203,811
Deferred (benefit) expense		(3,221,555)	1,149,668	(3,891,524)
Total income tax expense	$ 1,127,871	7,004,982	14,339,082	3,312,287

INCOME TAXES (Details 3)	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY
INCOME TAXES
PRC statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Difference between actual income tax expense and amount computed by applying the PRC statutory income tax rate to earnings (loss) before income taxes
Computed "expected" income tax expense		7,553,243	17,545,138	5,766,576
Decrease in valuation allowance		(735,773)	(2,035,788)	(1,379,408)
Preferential income tax rate		(7,069,673)	(8,301,350)	(4,486,178)
Entities not subject to income tax		1,624,864	833,483	1,695,485
Non-deductible expenses
Entertainment		1,213,569	1,344,639	1,308,601
Share-based compensation		3,218,514	3,066,099	1,162,993
Bad debt loss		1,058,750	47,296
Changes in tax rates		429,667	2,032,901
Tax rate differential		1,977,043	(53,254)	(1,503,124)
Prior year tax return true up				450,139
Additional deduction of research and development costs		(2,309,671)	(371,754)
Other		44,449	231,672	297,203
Total income tax expense	$ 1,127,871	7,004,982	14,339,082	3,312,287

INCOME TAXES (Details 4)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY
Deferred income tax assets:
Tax loss carryforwards		2,876,488	479,411
Property and equipment, net		1,709,276	1,859,136
Allowance for doubtful accounts		1,592,868	912,399
Write-down of inventories		317,163	579,644
Accrued expenses and other payables		3,796,164	4,021,629
Total gross deferred income tax assets		10,291,959	7,852,219
Less: valuation allowance		(921,751)	(1,657,524)
Net deferred income tax assets		9,370,208	6,194,695
Intangible assets acquired in JDX acquisition:
Customer relationships		195,452	241,494
Total gross deferred income tax liabilities		195,452	241,494
Net deferred income tax assets		9,174,756	5,953,201
Deferred income tax assets
Current deferred income tax assets, included in prepaid expenses and other current assets		7,524,161	4,233,996
Non-current deferred income tax assets, included in other assets		1,709,276	1,859,136
Non-current deferred income tax liabilities	(9,448)	(58,681)	(139,931)
Net deferred income tax assets		9,174,756	5,953,201

INCOME TAXES (Details 5) (CNY)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Valuation allowance and loss carry forwards
Decrease in the valuation allowance	735,773	2,035,788	1,379,408
Valuation allowance	921,751	1,657,524
Additional disclosures
Unrecognized tax benefits	0	0	0
Interest and penalties recorded	0	0	0
Period of statute of limitations, if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent	3 years
Period of statute of limitations, if the underpayment is more than RMB 100,000	5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years	100,000
Period of statute of limitations for transfer pricing issues	10 years
PRC
Valuation allowance and loss carry forwards
Net tax loss carry forwards for PRC income tax purpose	17,623,772
Deferred tax assets of entities at cumulative losses
Valuation allowance and loss carry forwards
Valuation allowance	921,751

SHARE BASED COMPENSATION (Details)	1 Months Ended	12 Months Ended					12 Months Ended	1 Months Ended		1 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Mar. 31, 2011 Options USD ($)	Mar. 31, 2013 Options USD ($) item	Mar. 31, 2013 Options CNY	Mar. 31, 2012 Options USD ($)	Mar. 31, 2011 Options USD ($)	Mar. 31, 2011 Options CNY	Mar. 31, 2013 Nonvested shares item	Apr. 30, 2005 2005 Share incentive plan	Oct. 31, 2007 2005 Share incentive plan	Apr. 30, 2005 2005 Share incentive plan Options	Mar. 31, 2013 2005 Share incentive plan Options	Jan. 07, 2008 2008 Share incentive plan	Mar. 31, 2013 2008 Share incentive plan	Jan. 07, 2008 2008 Share incentive plan Options	Mar. 31, 2013 2008 Share incentive plan Options	Jan. 07, 2008 2008 Share incentive plan Nonvested shares	Mar. 31, 2013 2008 Share incentive plan Nonvested shares
SHARE BASED COMPENSATION
Shares authorized								2,894,000	3,310,300			336,307	2,017,842
Expiration term								10 years		10 years		10 years		10 years
Annual increase in shares reserved (in shares)												336,307
Annual increase in shares reserved (as a percent)												1.00%
Vesting rate on the first anniversary (as a percent)											25.00%				25.00%
Vesting rate over 36 months (as a percent)											75.00%				75.00%
Vesting period for remaining 75% shares											36 months				36 months
Vesting rate (as a percent) at the end of each year from the grant date over 4 years																	25.00%
Vesting period																4 years
Number of employees of whom vested share options' exercise period is extended or vesting of nonvested shares was continued upon resignation		2	2				1
Additional compensation expense due to modifications recognized in the general and administrative expense			1,294,834
Number of shares
Outstanding at the beginning of the period (in shares)		2,788,342	2,788,342	3,262,650	3,413,251
Exercised (in shares)	(43,884)			(27,864)	(43,884)
Forfeited (in shares)					(225)
Expired (in shares)		(41,000)	(41,000)	(446,444)	(106,492)
Outstanding at the end of the period (in shares)	3,262,650	2,747,342	2,747,342	2,788,342	3,262,650
Vested and expected to vest at the end of the period (in shares)		2,747,342	2,747,342
Exercisable at the end of the period (in shares)		2,672,342	2,672,342
Weighted average exercise
Outstanding at the beginning of the period (in dollars per share)		$ 2.85		$ 2.96	$ 2.98
Exercised (in dollars per share)	$ 3.6			$ 3.6	$ 3.6
Forfeited (in dollars per share)					$ 3.6
Expired (in dollars per share)		$ 3.6		$ 3.6	$ 3.32
Outstanding at the end of the period (in dollars per share)	$ 2.96	$ 2.84		$ 2.85	$ 2.96
Vested and expected to vest at the end of the period (in dollars per share)		$ 2.84
Exercisable at the end of the period (in dollars per share)		$ 2.86
Weighted remaining contractual Years
Vested and expected to vest at the end of the period		3 years 1 month 6 days	3 years 1 month 6 days
Exercisable at the end of the period		3 years	3 years
Aggregate intrinsic value
Vested and expected to vest at the end of the period (in dollars)
Exercisable at the end of the period (in dollars)
Additional disclosures
Total intrinsic value of options exercised (in dollars)				28,775	10,175
Receivable for options exercised (in dollars)	$ 157,982				$ 157,982	1,035,796

SHARE BASED COMPENSATION (Details 2) (USD $)	12 Months Ended
Mar. 31, 2013
Options outstanding at the end of the period
Number of Shares	2,747,342
Exercise Price per Share (in dollars per share)	$ 2.84
Remaining Contractual Life	3 years 1 month 6 days
Options exercisable as of the end of the period
Number of Shares	2,672,342
Exercise Price per Share (in dollars per share)	$ 2.86
Remaining Contractual Life	3 years
Exercise price one
Options outstanding at the end of the period
Number of Shares	1,312,600
Exercise Price per Share (in dollars per share)	$ 2.26
Remaining Contractual Life	2 years 1 month 6 days
Options exercisable as of the end of the period
Number of Shares	1,312,600
Exercise Price per Share (in dollars per share)	$ 2.26
Remaining Contractual Life	2 years 1 month 6 days
Exercise price two
Options outstanding at the end of the period
Number of Shares	674,000
Exercise Price per Share (in dollars per share)	$ 3.6
Remaining Contractual Life	2 years 8 months 12 days
Options exercisable as of the end of the period
Number of Shares	674,000
Exercise Price per Share (in dollars per share)	$ 3.6
Remaining Contractual Life	2 years 8 months 12 days
Exercise price three
Options outstanding at the end of the period
Number of Shares	250,000
Exercise Price per Share (in dollars per share)	$ 3.6
Remaining Contractual Life	3 years 7 months 6 days
Options exercisable as of the end of the period
Number of Shares	250,000
Exercise Price per Share (in dollars per share)	$ 3.6
Remaining Contractual Life	3 years 7 months 6 days
Exercise price four
Options outstanding at the end of the period
Number of Shares	101,000
Exercise Price per Share (in dollars per share)	$ 3.6
Remaining Contractual Life	4 years 8 months 12 days
Options exercisable as of the end of the period
Number of Shares	101,000
Exercise Price per Share (in dollars per share)	$ 3.6
Remaining Contractual Life	4 years 8 months 12 days
Exercise price five
Options outstanding at the end of the period
Number of Shares	100,000
Exercise Price per Share (in dollars per share)	$ 4.75
Remaining Contractual Life	4 years 6 months
Options exercisable as of the end of the period
Number of Shares	100,000
Exercise Price per Share (in dollars per share)	$ 4.75
Remaining Contractual Life	4 years 6 months
Exercise price six
Options outstanding at the end of the period
Number of Shares	9,742
Exercise Price per Share (in dollars per share)	$ 2.69
Remaining Contractual Life	5 years 10 months 24 days
Options exercisable as of the end of the period
Number of Shares	9,742
Exercise Price per Share (in dollars per share)	$ 2.69
Remaining Contractual Life	5 years 10 months 24 days
Exercise price seven
Options outstanding at the end of the period
Number of Shares	300,000
Exercise Price per Share (in dollars per share)	$ 2.12
Remaining Contractual Life	7 years
Options exercisable as of the end of the period
Number of Shares	225,000
Exercise Price per Share (in dollars per share)	$ 2.12
Remaining Contractual Life	7 years

SHARE BASED COMPENSATION (Details 3) (CNY)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Options
SHARE BASED COMPENSATION
Total share based compensation expense	306,659	590,145	1,645,284
Total unrecognized compensation expense	94,511
Weighted average period over which unrecognized compensation expense is expected to be recognized	1 year
Options | Cost of revenues
SHARE BASED COMPENSATION
Total share based compensation expense			568
Options | Research and development
SHARE BASED COMPENSATION
Total share based compensation expense			1,450
Options | Sales and marketing
SHARE BASED COMPENSATION
Total share based compensation expense		42,914	6,897
Options | General and administrative
SHARE BASED COMPENSATION
Total share based compensation expense	306,659	547,231	1,636,369
Nonvested shares
SHARE BASED COMPENSATION
Total share based compensation expense	11,272,563	11,674,252	3,006,687
Total unrecognized compensation expense	8,161,687
Weighted average period over which unrecognized compensation expense is expected to be recognized	2 years 5 months 8 days
Nonvested shares | Cost of revenues
SHARE BASED COMPENSATION
Total share based compensation expense	21,813	71,691	140,900
Nonvested shares | Research and development
SHARE BASED COMPENSATION
Total share based compensation expense	308,577	189,462	194,527
Nonvested shares | Sales and marketing
SHARE BASED COMPENSATION
Total share based compensation expense	702,683	344,226	595,713
Nonvested shares | General and administrative
SHARE BASED COMPENSATION
Total share based compensation expense	10,239,490	11,068,873	2,075,547

SHARE BASED COMPENSATION (Details 4) (Nonvested shares, USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Nonvested shares
Number of shares
Outstanding at the beginning of the period (in shares)	1,146,750	306,000	431,049
Granted (in shares)	100,000	1,060,000	20,000
Vested (in shares)	(334,250)	(116,245)	(120,121)
Forfeited (in shares)	(17,500)	(103,005)	(24,928)
Outstanding at the end of the period (in shares)	895,000	1,146,750	306,000
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 4.788	$ 2.949	$ 2.943
Granted (in dollars per share)	$ 4.03	$ 4.963	$ 1.655
Vested (in dollars per share)	$ 4.423	$ 2.076	$ 2.865
Forfeited (in dollars per share)	$ 3.807	$ 4.47	$ 2.209
Outstanding at the end of the period (in dollars per share)	$ 4.858	$ 4.788	$ 2.949
Additional disclosures
Total fair value of shares vested (in dollars)	$ 829,077	$ 527,371	$ 219,615

COMMON SHARES (Details)	0 Months Ended		12 Months Ended
	Nov. 01, 2012 USD ($)	Nov. 13, 2008 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY
COMMON SHARES
Authorized amount to be repurchased (in dollars)	$ 5,000,000	$ 5,000,000
Shares repurchased			26,440
Repurchase price			329,357

SPECIAL CASH DIVIDEND (Details)	0 Months Ended		1 Months Ended				12 Months Ended
	Aug. 07, 2012 USD ($)	Jun. 01, 2011 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Aug. 31, 2011 USD ($)	Aug. 31, 2011 CNY	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY
SPECIAL CASH DIVIDEND
Special cash dividend declared per common share (in dollars per share)	$ 0.087	$ 0.215
Special cash dividend declared per ADS (in dollars per share)	$ 0.174	$ 0.43
Total amount of cash distributed in the dividend			$ 4,000,000	25,331,341	$ 9,800,000	63,634,726	$ 4,078,595	25,331,341	63,634,726

STATUTORY RESERVES (Details) (CNY)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
STATUTORY RESERVES
Required percentage of after tax profit transferred to general reserve fund	10.00%
Percentage of registered capital limit for transfer of after tax profit to general reserve fund	50.00%
Appropriation of after tax profit to general reserve fund	14,892,860	10,598,807

COMMITMENTS AND CONTINGENCIES (Details) (CNY)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Year ended:
March 31, 2014	5,859,831
March 31, 2015	2,368,911
March 31, 2016	1,963,867
Total	10,192,609
Rental expense for operating leases	6,517,907	5,159,138	5,446,033
Minimum
Lease commitments
Operating lease term	2 years
Maximum
Lease commitments
Operating lease term	3 years
Year ended:
Operating lease term which were not renewed	1 month

EARNINGS PER COMMON SHARE (Details)	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY
Numerator:
Net earnings	$ 3,736,716	23,207,990	55,841,470	19,754,016
Less: Dividends paid to participating securities		(525,049)	(1,476,269)
Net earnings attributable to participating securities				(162,360)
Net earnings available to common shareholders		22,682,941	54,365,201	19,591,656
Denominator for basic earnings per share:
Weighted average common shares outstanding	44,967,823	44,967,823	44,713,418	44,469,182
Plus: Incremental shares issuable upon exercise of share options	147,794	147,794	951,469
Denominator for diluted earnings per share	45,115,617	45,115,617	45,664,887	44,469,182
Basic earnings per common share	$ 0.08	0.5	1.22	0.44
Diluted earnings per common share	$ 0.08	0.5	1.19	0.44
Shares issuable under share options	1,134,742	1,134,742	100,000	3,262,650

ATA INC (Parent Company) (Details)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2010 CNY	Mar. 31, 2013 ATA INC. USD ($)	Mar. 31, 2013 ATA INC. CNY	Mar. 31, 2012 ATA INC. USD ($)	Mar. 31, 2012 ATA INC. CNY	Mar. 31, 2011 ATA INC. CNY	Mar. 31, 2010 ATA INC. CNY
Condensed Balance Sheets
Cash	$ 46,697,642	290,029,715	$ 41,406,533	257,167,696	268,058,194	213,874,252	$ 6,721,298	41,744,636	$ 7,814,263	48,532,826	116,818,694	128,985,651
Prepaid expenses and other current assets	2,193,867	13,625,663		16,057,117			74,849	464,873		840,201
Investments in subsidiaries							53,844,265	334,415,959		317,670,591
Total assets	73,713,287	457,818,481		460,720,127			60,640,412	376,625,468		367,043,618
Accrued expenses and other current liabilities	11,623,504	72,191,260		63,732,421			173,528	1,077,749		629,047
Total liabilities	13,246,403	82,270,762		94,305,556			173,528	1,077,749		629,047
Common shares	557,265	3,461,060		3,442,803			557,265	3,461,060		3,442,803
Treasury shares	(53,030)	(329,357)					(53,030)	(329,357)
Additional paid in capital	68,822,648	427,443,700		440,832,695			68,822,648	427,443,700		440,832,695
Accumulated other comprehensive loss	(4,247,302)	(26,379,146)		(26,004,399)			(4,247,302)	(26,379,146)		(26,004,399)
Accumulated deficit	(4,612,697)	(28,648,538)		(51,856,528)			(4,612,697)	(28,648,538)		(51,856,528)
Total shareholders' equity	60,466,884	375,547,719		366,414,571	364,063,000	345,474,868	60,466,884	375,547,719		366,414,571
Total liabilities and shareholders' equity	$ 73,713,287	457,818,481		460,720,127			$ 60,640,412	376,625,468		367,043,618

ATA INC (Parent Company) (Details 2)	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2013 ATA INC. USD ($)	Mar. 31, 2013 ATA INC. CNY	Mar. 31, 2012 ATA INC. CNY	Mar. 31, 2011 ATA INC. CNY
Condensed Statements of Comprehensive Income
Operating expenses	$ (24,285,147)	(150,830,194)	(128,781,530)	(133,795,427)	$ (1,218,437)	(7,567,474)	(7,487,523)	(8,754,744)
Investment income					4,940,689	30,685,632	60,175,402	27,535,955
Interest income	502,722	3,122,304	2,061,020	1,035,607	18,139	112,656	377,333	97,045
Foreign currency exchange gains (losses), net	12,436	77,240	3,633,543	1,138,484	(3,675)	(22,824)	2,776,258	875,760
Earnings before income taxes	4,864,587	30,212,972	70,180,552	23,066,303	3,736,716	23,207,990	55,841,470	19,754,016
Income tax expense	1,127,871	7,004,982	14,339,082	3,312,287
Net income	3,736,716	23,207,990	55,841,470	19,754,016	3,736,716	23,207,990	55,841,470	19,754,016
Foreign currency translation adjustment, net of nil income taxes	(60,338)	(374,747)	(3,787,210)	(5,817,855)	(60,338)	(374,747)	(3,787,210)	(5,817,855)
Comprehensive income	$ 3,676,378	22,833,243	52,054,260	13,936,161	$ 3,676,378	22,833,243	52,054,260	13,936,161

ATA INC (Parent Company) (Details 3)	1 Months Ended				12 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Aug. 31, 2011 USD ($)	Aug. 31, 2011 CNY	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2013 ATA INC. USD ($)	Mar. 31, 2013 ATA INC. CNY	Mar. 31, 2012 ATA INC. CNY	Mar. 31, 2011 ATA INC. CNY
Condensed Statements of Cash Flows
Net cash used in operating activities					$ 10,912,885	67,777,743	59,352,866	62,098,479	$ (1,074,809)	(6,675,424)	(4,529,639)	(8,122,776)
Cash flows from investing activities :
Collection from (advances to) subsidiaries									4,320,882	26,836,132	1,140,127	(5,139)
Net cash used in investing activities					(1,282,738)	(7,966,826)	(5,347,008)	(3,875,495)	4,320,882	26,836,132	1,140,127	(5,139)
Cash flows from financing activities :
Proceeds from exercise of share options							631,844				631,844
Cash paid for employee individual income tax for net-settlement of vested shares					(147,075)	(913,453)			(147,075)	(913,453)
Cash paid for repurchase of common shares					(53,030)	(329,357)			(53,030)	(329,357)
Collection of receivable from shareholders							1,035,796				1,035,796
Special cash dividend	(4,000,000)	(25,331,341)	(9,800,000)	(63,634,726)	(4,078,595)	(25,331,341)	(63,634,726)		(4,078,595)	(25,331,341)	(63,634,726)
Net cash used in financing activities					(4,278,700)	(26,574,151)	(61,967,086)		(4,278,700)	(26,574,151)	(61,967,086)
Effect of foreign exchange rate changes on cash					(60,338)	(374,747)	(2,929,270)	(4,039,042)	(60,338)	(374,747)	(2,929,270)	(4,039,042)
Net decrease in cash					5,291,109	32,862,019	(10,890,498)	54,183,942	(1,092,965)	(6,788,190)	(68,285,868)	(12,166,957)
Cash at beginning of year					41,406,533	257,167,696	268,058,194	213,874,252	7,814,263	48,532,826	116,818,694	128,985,651
Cash at end of year					46,697,642	290,029,715	257,167,696	268,058,194	6,721,298	41,744,636	48,532,826	116,818,694
Non-cash investing and financing activities:
Receivable from shareholders for exercise of common share options								1,035,796				1,035,796